UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Balanced Fund

The fund's portfolio
12/31/17 (Unaudited)

COMMON STOCKS (57.3%)(a)
				Shares	Value

Banking (4.1%)

Bank Leumi Le-Israel BM (Israel)				14,302	$86,144

Bank of Montreal (Canada)				5,318	425,567

BNP Paribas SA (France)				53,695	4,004,244

BOC Hong Kong Holdings, Ltd. (Hong Kong)				37,000	187,143

Citigroup, Inc.				377,400	28,082,334

Credit Agricole SA (France)				90,966	1,502,733

DNB ASA (Norway)				94,035	1,738,689

Industrial Bank of Korea (South Korea)				123,650	1,896,139

Japan Post Bank Co., Ltd. (Japan)				14,000	181,785

JPMorgan Chase & Co.				359,931	38,491,021

Lloyds Banking Group PLC (United Kingdom)				421,257	385,743

Mitsubishi UFJ Financial Group, Inc. (Japan)				624,477	4,582,036

National Bank of Canada (Canada)				3,731	186,164

Nordea Bank AB (Sweden)				28,742	347,851

PNC Financial Services Group, Inc. (The)				52,725	7,607,690

Popular, Inc. (Puerto Rico)				1,071	38,010

Regions Financial Corp.				402,100	6,948,288

Resona Holdings, Inc. (Japan)				552,600	3,302,413

Societe Generale SA (France)				50,555	2,606,497

Sumitomo Mitsui Trust Holdings, Inc. (Japan)				21,900	869,723

SunTrust Banks, Inc.				78,800	5,089,692

Synovus Financial Corp.				23,900	1,145,766

TCF Financial Corp.				53,800	1,102,900

U.S. Bancorp				3,894	208,641

United Overseas Bank, Ltd. (Singapore)				20,400	402,438

					111,419,651
Basic materials (1.9%)

Anglo American PLC (United Kingdom)				49,720	1,039,154

Asahi Kasei Corp. (Japan)				121,400	1,563,878

Ashland Global Holdings, Inc.				9,100	647,920

BASF SE (Germany)				15,971	1,752,740

BHP Billiton, Ltd. (Australia)				62,560	1,440,023

Celanese Corp. Ser. A				5,700	610,356

CIMIC Group, Ltd. (Australia)				72,624	2,912,269

Covestro AG (Germany)				11,759	1,209,088

Domtar Corp.				23,600	1,168,672

Evonik Industries AG (Germany)				88,457	3,318,607

Fortescue Metals Group, Ltd. (Australia)				194,672	739,745

Hitachi Chemical Co., Ltd. (Japan)				27,900	716,858

Hitachi Metals, Ltd. (Japan)				19,900	284,501

HOCHTIEF AG (Germany)				16,115	2,840,217

Huntsman Corp.				161,700	5,382,993

Kajima Corp. (Japan)				67,000	643,925

Kuraray Co., Ltd. (Japan)				51,300	968,279

Mitsubishi Chemical Holdings Corp. (Japan)				155,400	1,706,038

Mitsubishi Gas Chemical Co., Inc. (Japan)				27,800	799,768

Mitsubishi Materials Corp. (Japan)				7,800	277,694

Mondi PLC (South Africa)				12,515	326,284

Newmont Mining Corp.				77,400	2,904,048

Packaging Corp. of America				34,700	4,183,085

Rio Tinto PLC (United Kingdom)				23,104	1,219,363

Sherwin-Williams Co. (The)				20,806	8,531,292

Sonoco Products Co.				1,047	55,638

Taisei Corp. (Japan)				26,200	1,303,193

UPM-Kymmene OYJ (Finland)				11,032	342,305

voestalpine AG (Austria)				12,890	770,444

W.R. Grace & Co.				30,300	2,124,939

					51,783,316
Capital goods (4.2%)

ACS Actividades de Construccion y Servicios SA (Spain)				65,201	2,551,055

Allison Transmission Holdings, Inc.(S)				146,400	6,305,448

Avery Dennison Corp.				29,863	3,430,064

BAE Systems PLC (United Kingdom)				40,014	307,758

Berry Plastics Group, Inc.(NON)				26,070	1,529,527

Boeing Co. (The)				73,400	21,646,394

BWX Technologies, Inc.				32,986	1,995,323

CAE, Inc. (Canada)				6,735	125,109

Canon, Inc. (Japan)				600	22,345

Crane Co.				7,200	642,384

Crown Holdings, Inc.(NON)				91,000	5,118,750

Cummins, Inc.				48,800	8,620,032

Dassault Aviation SA (France)				216	335,793

General Dynamics Corp.				1,524	310,058

HEICO Corp.				329	31,041

Hitachi, Ltd. (Japan)				367,000	2,854,927

Honeywell International, Inc.				3,356	514,676

Huntington Ingalls Industries, Inc.				14,123	3,328,791

Ingersoll-Rand PLC				66,200	5,904,378

Jacobs Engineering Group, Inc.				39,900	2,631,804

JTEKT Corp (Japan)				39,500	678,968

L3 Technologies, Inc.				50,423	9,976,191

Northrop Grumman Corp.				36,624	11,240,272

Oshkosh Corp.				7,000	636,230

Parker Hannifin Corp.				32,800	6,546,224

Raytheon Co.				36,635	6,881,885

Republic Services, Inc.				1,767	119,467

Safran SA (France)				4,046	416,048

Spirit AeroSystems Holdings, Inc. Class A				40,000	3,490,000

Thales SA (France)				3,037	326,814

Waste Management, Inc.				60,341	5,207,428

					113,725,184
Communication services (1.9%)

ACC Claims Holdings, LLC Class A (Units)(F)				221,940	1,332

AMC Networks, Inc. Class A(NON)(S)				34,600	1,871,168

AT&T, Inc.				4,508	175,271

BCE, Inc. (Canada)				7,034	337,878

BT Group PLC (United Kingdom)				208,632	763,893

Deutsche Telekom AG (Germany)				8,452	149,893

Eutelsat Communications SA (France)				8,831	203,898

Juniper Networks, Inc.				212,994	6,070,329

KDDI Corp. (Japan)				130,700	3,254,082

Nippon Telegraph & Telephone Corp. (Japan)				76,400	3,595,045

Proximus SADP (Belgium)				3,864	126,826

Shaw Communications, Inc. (Canada)				1,363	31,109

Sky PLC (United Kingdom)(NON)				250,090	3,410,236

Telstra Corp., Ltd. (Australia)				930,478	2,633,988

Verizon Communications, Inc.				552,570	29,247,530

					51,872,478
Communications equipment (—%)

Harris Corp.				1,752	248,171

					248,171
Computers (2.3%)

Amadeus IT Holding SA Class A (Spain)				57,921	4,168,961

Apple, Inc.				189,900	32,136,777

Avaya Holdings Corp.(NON)				12,938	227,062

CDK Global, Inc.				2,042	145,554

Check Point Software Technologies, Ltd. (Israel)(NON)				330	34,195

Citrix Systems, Inc.(NON)				61,100	5,376,800

CommerceHub, Inc. Ser. C(NON)				1,682	34,632

Fortinet, Inc.(NON)				89,800	3,923,362

Fujitsu, Ltd. (Japan)				60,000	425,285

HP, Inc.				484,500	10,179,345

NetApp, Inc.				4,475	247,557

Otsuka Corp. (Japan)				11,300	865,611

Synopsys, Inc.(NON)				34,673	2,955,527

Xerox Corp.				90,175	2,628,601

					63,349,269
Conglomerates (0.6%)

AMETEK, Inc.				40,300	2,920,541

Bouygues SA (France)				62,350	3,238,994

Danaher Corp.				62,746	5,824,084

Marubeni Corp. (Japan)				421,000	3,056,956

Mitsui & Co., Ltd. (Japan)				151,800	2,465,355

					17,505,930
Consumer cyclicals (7.8%)

Adecco Group AG (Switzerland)				37,605	2,874,137

Amazon.com, Inc.(NON)				3,425	4,005,435

Aramark				850	36,329

Automatic Data Processing, Inc.				3,838	449,775

Berkeley Group Holdings PLC (The) (United Kingdom)				43,496	2,463,009

Booz Allen Hamilton Holding Corp.				45,800	1,746,354

Bridgestone Corp. (Japan)				8,100	376,699

Caesars Entertainment Corp.(NON)				5,659	71,586

Canadian Tire Corp., Ltd. (Canada)				2,638	343,968

Carnival PLC (United Kingdom)				43,544	2,863,054

Carter's, Inc.				9,500	1,116,155

CBS Corp. Class B (non-voting shares)				6,902	407,218

Christian Dior SE (France)				1,195	436,125

Clorox Co. (The)				39,900	5,934,726

Dai Nippon Printing Co., Ltd. (Japan)				44,000	981,682

Daimler AG (Registered Shares) (Germany)				1,743	148,003

Discovery Communications, Inc. Class A(NON)(S)				340,900	7,629,342

Dolby Laboratories, Inc. Class A				13,800	855,600

Ecolab, Inc.				809	108,552

Electrolux AB Ser. B (Sweden)				76,565	2,462,467

Euronet Worldwide, Inc.(NON)				631	53,174

Extended Stay America, Inc. (Units)				99,600	1,892,400

FabFurnish GmbH (acquired various dates from 8/2/13 to 8/31/16, cost $1) (Private) (Germany)(F)(RES)(NON)				2	2

Ferrari NV (Italy)				472	49,511

Fiat Chrysler Automobiles NV (Italy)(NON)				147,181	2,624,327

Ford Motor Co.				79,700	995,453

Harvey Norman Holdings, Ltd. (Australia)(S)				351,655	1,141,920

Hasbro, Inc.				45,310	4,118,226

Hilton Grand Vacations, Inc.(NON)				14,700	616,665

Hilton Worldwide Holdings, Inc.				65,800	5,254,788

Home Depot, Inc. (The)				111,267	21,088,435

Hyatt Hotels Corp. Class A(NON)				12,000	882,480

Industrivarden AB Class A (Sweden)				107,732	2,774,586

ISS A/S (Denmark)				2,644	101,992

John Wiley & Sons, Inc. Class A				573	37,675

KAR Auction Services, Inc.				39,500	1,995,145

Kimberly-Clark Corp.				79,019	9,534,433

Kingfisher PLC (United Kingdom)				559,918	2,552,520

Lagardere SCA (France)				11,952	382,904

Lear Corp.				21,914	3,871,327

Liberty SiriusXM Group Class A(NON)				43,700	1,733,142

Live Nation Entertainment, Inc.(NON)(S)				56,100	2,388,177

Lowe's Cos., Inc.				213,352	19,828,935

LVMH Moet Hennessy Louis Vuitton SA (France)				608	178,600

Marks & Spencer Group PLC (United Kingdom)				577,999	2,451,343

Marriott International, Inc./MD Class A				201	27,282

Masco Corp.				86,700	3,809,598

Mazda Motor Corp. (Japan)				23,500	315,325

METRO AG (Germany)				4,420	66,856

Michael Kors Holdings, Ltd.(NON)				72,100	4,538,695

Namco Bandai Holdings, Inc. (Japan)				18,500	605,186

New Bigfoot Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)				1	1

New Middle East Other Assets GmbH (acquired 8/2/13, cost $1) (Private) (Germany)(F)(RES)(NON)				1	1

News Corp. Class A				79,200	1,283,832

News Corp. Class B				1,559	25,879

Nissan Motor Co., Ltd. (Japan)				94,900	946,426

NVR, Inc.(NON)				932	3,269,661

Peugeot SA (France)				116,723	2,371,060

Priceline Group, Inc. (The)(NON)				58	100,789

PVH Corp.				44,100	6,050,961

Ralph Lauren Corp.				103,500	10,731,915

Randstad Holding NV (Netherlands)				12,602	773,208

Renault SA (France)				12,419	1,248,206

Ross Stores, Inc.				97,155	7,796,689

Royal Caribbean Cruises, Ltd.				56,800	6,775,104

RTL Group SA (Belgium)				10,377	833,377

S&P Global, Inc.				40,400	6,843,760

Scotts Miracle-Gro Co. (The) Class A				547	58,524

ServiceMaster Global Holdings, Inc.(NON)				27,821	1,426,383

Suzuki Motor Corp. (Japan)				11,800	683,457

Taylor Wimpey PLC (United Kingdom)				1,164,610	3,244,243

Thor Industries, Inc.				18,400	2,773,248

TJX Cos., Inc. (The)(S)				68,520	5,239,039

Toppan Printing Co., Ltd. (Japan)				143,000	1,292,177

Toro Co. (The)				17,300	1,128,479

Total System Services, Inc.				38,000	3,005,420

TUI AG (Germany)				159,019	3,292,557

Twenty-First Century Fox, Inc.				2,557	88,293

Vantiv, Inc. Class A(NON)(S)				2,544	187,111

Visteon Corp.(NON)				17,000	2,127,380

Walt Disney Co. (The)				76,081	8,179,468

World Fuel Services Corp.				839	23,609

Yamada Denki Co., Ltd. (Japan)				13,000	71,539

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)				130,000	510,113

					213,603,227
Consumer finance (0.5%)

Discover Financial Services				73,900	5,684,388

Synchrony Financial				179,000	6,911,190

					12,595,578
Consumer staples (4.9%)

Altria Group, Inc.				8,169	583,348

Associated British Foods PLC (United Kingdom)				48,759	1,853,644

Carlsberg A/S Class B (Denmark)				3,166	379,212

Coca-Cola Amatil, Ltd. (Australia)				339,352	2,250,790

Coca-Cola HBC AG (Switzerland)				11,271	366,613

ConAgra Foods, Inc.				108,949	4,104,109

CVS Health Corp.				4,082	295,945

Delivery Hero Holding GmbH (Germany)(NON)				4,800	189,857

Diageo PLC (United Kingdom)				3,932	143,905

Distribuidora Internacional de Alimentacion SA (Spain)				69,629	358,981

Dr. Pepper Snapple Group, Inc.				19,400	1,882,964

Global Fashion Group SA (acquired 8/2/13, cost $21,942) (Private) (Luxembourg)(F)(RES)(NON)				518	4,997

Graham Holdings Co. Class B				40	22,334

Heineken Holding NV (Netherlands)				15,887	1,569,590

Henkel AG & Co. KGaA (Preference) (Germany)				2,634	347,792

Hershey Co. (The)				47,121	5,348,705

Ingredion, Inc.				21,100	2,949,780

ITOCHU Corp. (Japan)				197,900	3,694,958

J Sainsbury PLC (United Kingdom)				837,592	2,726,821

J.M. Smucker Co. (The)				1,768	219,656

Kao Corp. (Japan)				56,200	3,801,244

Lamb Weston Holdings, Inc.				39,100	2,207,195

Liberty Expedia Holdings, Inc. Class A(NON)				13,300	589,589

Loblaw Cos., Ltd. (Canada)				5,716	310,219

ManpowerGroup, Inc.				22,000	2,774,420

McDonald's Corp.				75,413	12,980,086

McDonald's Holdings Co. (Japan), Ltd. (Japan)				7,600	334,264

Metro Wholesale & Food Specialist AG (Germany)(NON)				99,946	1,996,263

Nestle SA (Switzerland)				26,712	2,295,419

NH Foods, Ltd. (Japan)				6,000	145,804

PepsiCo, Inc.				146,720	17,594,662

Pinnacle Foods, Inc.				37,301	2,218,290

Pool Corp.				391	50,693

Procter & Gamble Co. (The)				96,492	8,865,685

Swedish Match AB (Sweden)				31,368	1,234,670

Sysco Corp.				132,619	8,053,952

Tate & Lyle PLC (United Kingdom)				336,998	3,196,849

Toyota Tsusho Corp. (Japan)				57,000	2,290,822

Tyson Foods, Inc. Class A				130,700	10,595,849

Ulta Beauty, Inc.(NON)				212	47,416

Unilever NV ADR (Netherlands)				14,220	798,941

US Foods Holding Corp.(NON)				90,435	2,887,590

Walgreens Boots Alliance, Inc.				125,435	9,109,090

WH Group, Ltd. (Hong Kong)				1,833,000	2,066,150

WM Morrison Supermarkets PLC (United Kingdom)				871,512	2,586,504

Yum! Brands, Inc.				49,600	4,047,856

					132,373,523
Electronics (1.6%)

Agilent Technologies, Inc.				48,300	3,234,651

Corning, Inc.				3,333	106,623

Hoya Corp. (Japan)				25,700	1,284,175

Koninklijke Philips NV (Netherlands)				7,138	270,041

NXP Semiconductor NV(NON)				126,800	14,847,012

Rockwell Automation, Inc.				6,800	1,335,180

Samsung Electronics Co., Ltd. (South Korea)				1,145	2,720,319

Texas Instruments, Inc.				176,695	18,454,026

Trimble Inc.(NON)				35,600	1,446,784

					43,698,811
Energy (3.1%)

Baker Hughes a GE Co.				5,304	167,819

Caltex Australia, Ltd. (Australia)				36,493	967,889

Chevron Corp.				128,600	16,099,434

Exxon Mobil Corp.				274,235	22,937,016

Halcon Resources Corp.(NON)(S)				6,477	49,031

Marathon Petroleum Corp.				126,732	8,361,777

Milagro Oil & Gas, Inc. (Units)(F)				89	7,209

Nine Point Energy				1,075	14,792

OMV AG (Austria)				3,125	197,987

Phillips 66				1,386	140,194

Repsol SA (Spain)				204,540	3,614,963

Royal Dutch Shell PLC Class B (United Kingdom)				61,420	2,071,508

SandRidge Energy, Inc.(NON)(S)				3,243	68,330

Tervita Corp. Class A (Canada)				127	985

Total SA (France)				93,749	5,172,629

Valero Energy Corp.(S)				151,400	13,915,174

Vestas Wind Systems A/S (Denmark)				13,102	898,094

Williams Cos., Inc. (The)				267,500	8,156,075

Woodside Petroleum, Ltd. (Australia)				13,637	352,458

					83,193,364
Financial (0.9%)

3i Group PLC (United Kingdom)				345,430	4,257,904

AerCap Holdings NV (Ireland)(NON)				11,350	597,124

Ally Financial, Inc.				131,000	3,819,960

Assurant, Inc.				15,800	1,593,272

BGC Partners, Inc. Class A				55,600	840,116

Broadridge Financial Solutions, Inc.				568	51,449

CME Group, Inc.				2,238	326,860

CoreLogic, Inc.(NON)				14,517	670,831

DGB Financial Group, Inc. (South Korea)				69,348	682,070

HSBC Holdings PLC (United Kingdom)				72,818	750,976

Intercontinental Exchange, Inc.				553	39,020

Mizuho Financial Group, Inc. (Japan)				2,096,000	3,807,200

ORIX Corp. (Japan)				203,800	3,445,910

Sumitomo Mitsui Financial Group, Inc. (Japan)				100,700	4,349,232

Wharf Real Estate Investment Co., Ltd. (Hong Kong)(NON)				69,000	459,243

					25,691,167
Government (—%)

Poste Italiane SpA (Italy)				177,260	1,334,505

					1,334,505
Health care (7.2%)

AbbVie, Inc.				77,700	7,514,367

Alfresa Holdings Corp. (Japan)				9,400	220,623

Allergan PLC				3,500	572,530

Amgen, Inc.				35,400	6,156,060

Anthem, Inc.				52,100	11,723,021

AstraZeneca PLC (United Kingdom)				6,582	451,677

Baxter International, Inc.				871	56,301

Bayer AG (Germany)				16,085	2,000,572

Bio-Rad Laboratories, Inc. Class A(NON)				378	90,217

Biogen, Inc.(NON)				5,400	1,720,278

Bristol-Myers Squibb Co.				90,400	5,539,712

Bruker Corp.				22,500	772,200

Celgene Corp.(NON)				95,800	9,997,688

Charles River Laboratories International, Inc.(NON)				16,779	1,836,462

Cigna Corp.				47,100	9,565,539

Eli Lilly & Co.				117,800	9,949,388

Fresenius Medical Care AG & Co., KGaA (Germany)				15,198	1,600,702

Fresenius SE & Co. KGaA (Germany)				339	26,395

Gilead Sciences, Inc.				84,300	6,039,252

GlaxoSmithKline PLC (United Kingdom)				230,998	4,085,857

Humana, Inc.				37,670	9,344,797

Johnson & Johnson				157,346	21,984,383

McKesson Corp.				66,100	10,308,295

Medipal Holdings Corp. (Japan)				47,500	930,223

Merck & Co., Inc.				187,107	10,528,511

Mitsubishi Tanabe Pharma Corp. (Japan)				63,900	1,317,176

Novartis AG (Switzerland)				72,436	6,123,866

Pfizer, Inc.				94,397	3,419,059

Premier, Inc. Class A(NON)(S)				21,500	627,585

Roche Holding AG (Switzerland)				25,663	6,491,282

Sanofi (France)				53,845	4,636,247

Service Corp. International/US				37,800	1,410,696

Shionogi & Co., Ltd. (Japan)				43,200	2,335,693

Thermo Fisher Scientific, Inc.				213	40,444

UnitedHealth Group, Inc.				130,851	28,847,411

Vertex Pharmaceuticals, Inc.(NON)				18,500	2,772,410

WellCare Health Plans, Inc.(NON)				19,785	3,978,961

Zoetis, Inc.				6,355	457,814

					195,473,694
Insurance (2.4%)

Aflac, Inc.				81,466	7,151,085

Allianz SE (Germany)				21,636	4,954,938

Allstate Corp. (The)				77,335	8,097,748

American Financial Group, Inc.				11,300	1,226,502

Aspen Insurance Holdings, Ltd.				669	27,161

Assured Guaranty, Ltd.				36,389	1,232,495

AXA SA (France)				114,468	3,392,653

Baloise Holding AG (Switzerland)				2,179	339,125

Berkshire Hathaway, Inc. Class B(NON)				1,647	326,468

Hartford Financial Services Group, Inc. (The)				94,800	5,335,344

Legal & General Group PLC (United Kingdom)				102,945	378,941

Lincoln National Corp.				45,600	3,505,272

Mapfre SA (Spain)				203,255	651,633

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)				14,029	3,041,346

NN Group NV (Netherlands)				69,687	3,013,200

Principal Financial Group, Inc.				35,100	2,476,656

Prudential Financial, Inc.				74,500	8,566,010

Reinsurance Group of America, Inc.				11,747	1,831,710

Swiss Life Holding AG (Switzerland)				829	293,410

Swiss Re AG (Switzerland)				39,066	3,656,843

Torchmark Corp.				14,200	1,288,082

Travelers Cos., Inc. (The)				21,009	2,849,661

Unum Group				47,900	2,629,231

Voya Financial, Inc.				3,307	163,597

					66,429,111
Investment banking/Brokerage (1.1%)

Ameriprise Financial, Inc.				43,400	7,354,998

Daiwa Securities Group, Inc. (Japan)				61,000	382,818

E*Trade Financial Corp.(NON)				161,600	8,010,512

Goldman Sachs Group, Inc. (The)				25,900	6,598,284

Investor AB Class B (Sweden)				1,806	82,133

Morgan Stanley				66,200	3,473,514

Nomura Holdings, Inc. (Japan)				371,900	2,196,053

Partners Group Holding AG (Switzerland)				451	309,041

Raymond James Financial, Inc.				8,600	767,980

					29,175,333
Photography/Imaging (—%)

FUJIFILM Holdings Corp. (Japan)				8,300	338,854

					338,854
Real estate (2.2%)

AGNC Investment Corp.(R)				192,991	3,896,488

American Homes 4 Rent(R)				3,044	66,481

Annaly Capital Management, Inc.(R)				13,901	165,283

Apartment Investment & Management Co. Class A(R)				31,800	1,389,978

Apple Hospitality REIT, Inc.(R)				51,809	1,015,974

Barratt Developments PLC (United Kingdom)				214,254	1,872,375

Brandywine Realty Trust(R)				49,002	891,346

Brixmor Property Group, Inc.(R)				85,200	1,589,832

Camden Property Trust(R)				25,291	2,328,289

CBRE Group, Inc. Class A(NON)				57,600	2,494,656

Cheung Kong Property Holdings, Ltd. (Hong Kong)				379,500	3,317,174

Chimera Investment Corp.(R)				52,304	966,578

Colony NorthStar, Inc. Class A(R)				123,700	1,411,417

Corporate Office Properties Trust(R)				1,637	47,800

Duke Realty Corp.(R)				74,300	2,021,703

Empire State Realty Trust, Inc. Class A(R)				1,167	23,959

EPR Properties(R)				1,512	98,976

Equity Commonwealth(NON)(R)				21,067	642,754

Equity Lifestyle Properties, Inc.(R)				12,000	1,068,240

Equity Residential Trust(R)				71,111	4,534,748

Fonciere Des Regions (France)(R)				27,278	3,090,717

Forest City Realty Trust, Inc. Class A(R)				62,400	1,503,840

Gaming and Leisure Properties, Inc.(R)				25,689	950,493

HCP, Inc.(R)				110,700	2,887,056

Highwoods Properties, Inc.(R)				28,509	1,451,393

Hudson Pacific Properties, Inc.(R)				27,200	931,600

Kerry Properties, Ltd. (Hong Kong)				262,000	1,178,607

Lamar Advertising Co. Class A(R)				1,227	91,092

Liberty Property Trust(R)				30,492	1,311,461

MFA Financial, Inc.(R)				83,363	660,235

Nomura Real Estate Holdings, Inc. (Japan)				24,000	538,194

Outfront Media, Inc.(R)				34,900	809,680

Park Hotels & Resorts, Inc.(R)				63,258	1,818,668

Persimmon PLC (United Kingdom)				85,936	3,173,500

Quality Care Properties, Inc.(NON)(R)				1,378	19,030

Realogy Holdings Corp.(S)				63,600	1,685,400

Retail Properties of America, Inc. Class A(R)				4,263	57,295

Senior Housing Properties Trust(R)				31,200	597,480

Spirit Realty Capital, Inc.(R)				217,979	1,870,260

Starwood Property Trust, Inc.(R)				65,278	1,393,685

Sun Hung Kai Properties, Ltd. (Hong Kong)				85,000	1,415,916

Two Harbors Investment Corp.(R)				3,667	59,625

Vornado Realty Trust(R)				36,400	2,845,752

Wharf Holdings, Ltd. (The) (Hong Kong)				69,000	238,598

WP Carey, Inc.(R)				8,400	578,760

					61,002,388
Semiconductor (0.5%)

Applied Materials, Inc.				92,036	4,704,880

KLA-Tencor Corp.				51,400	5,400,598

Maxim Integrated Products, Inc.				82,700	4,323,556

Tokyo Electron, Ltd. (Japan)				700	125,390

					14,554,424
Software (3.3%)

Adobe Systems, Inc.(NON)				21,980	3,851,775

Amdocs, Ltd.				60,245	3,944,843

Cadence Design Systems, Inc.(NON)				59,700	2,496,654

Electronic Arts, Inc.(NON)				87,000	9,140,220

F5 Networks, Inc.(NON)				29,356	3,852,094

Intuit, Inc.				56,649	8,938,079

Microsoft Corp.				576,424	49,307,309

Mixi, Inc. (Japan)				4,200	188,656

Open Text Corp. (Canada)				6,713	238,773

VMware, Inc. Class A(NON)(S)				55,800	6,992,856

					88,951,259
Technology services (3.1%)

Alphabet, Inc. Class A(NON)				46,051	48,510,123

AtoS SE (France)				8,333	1,212,958

Cognizant Technology Solutions Corp. Class A				32,200	2,286,844

Dell Technologies, Inc. Class V(NON)				1,004	81,605

Dun & Bradstreet Corp. (The)				20,900	2,474,769

DXC Technology Co.				71,100	6,747,390

eBay, Inc.(NON)				13,692	516,736

Facebook, Inc. Class A(NON)				60,300	10,640,538

Fidelity National Information Services, Inc.				3,203	301,370

Fiserv, Inc.(NON)				1,607	210,726

Genpact, Ltd.				1,877	59,576

IBM Corp.				72,200	11,076,924

Paychex, Inc.				3,053	207,848

Zebra Technologies Corp. Class A(NON)				11,500	1,193,700

					85,521,107
Transportation (1.5%)

ANA Holdings, Inc. (Japan)				28,300	1,181,087

Central Japan Railway Co. (Japan)				15,700	2,809,737

Deutsche Lufthansa AG (Germany)				10,718	393,996

Deutsche Post AG (Germany)				88,317	4,195,490

Fraport AG Frankfurt Airport Services Worldwide (Germany)				2,273	250,051

International Consolidated Airlines Group SA (Spain)				64,139	556,094

Japan Airlines Co., Ltd. (Japan)				8,300	324,778

Landstar System, Inc.				582	60,586

Norfolk Southern Corp.				3,692	534,971

Qantas Airways, Ltd. (Australia)				504,307	1,979,725

Royal Mail PLC (United Kingdom)				288,679	1,764,026

Southwest Airlines Co.				161,000	10,537,450

Union Pacific Corp.				127,100	17,044,110

Yangzijiang Shipbuilding Holdings, Ltd. (China)				313,900	344,982

					41,977,083
Utilities and power (2.2%)

American Electric Power Co., Inc.				84,226	6,196,507

AusNet Services (Units) (Australia)				202,667	285,783

CenterPoint Energy, Inc.				93,500	2,651,660

Centrica PLC (United Kingdom)				1,032,442	1,911,626

Edison International				52,287	3,306,630

Endesa SA (Spain)				65,780	1,407,189

Enel SpA (Italy)				739,102	4,542,967

ENGIE SA (France)				16,254	279,266

Eni SpA (Italy)				16,826	278,249

Entergy Corp.				125,025	10,175,785

Exelon Corp.				127,400	5,020,834

FirstEnergy Corp.				158,900	4,865,518

Gas Natural SDG SA (Spain)				8,036	185,417

Great Plains Energy, Inc.				7,552	243,476

Iberdrola SA (Spain)				57,672	446,303

Innogy SE (Germany)				30,636	1,193,897

Kinder Morgan, Inc.				428,316	7,739,670

NiSource, Inc.				22,000	564,740

OGE Energy Corp.				34,200	1,125,522

PG&E Corp.				4,209	188,689

PPL Corp.				102,200	3,163,090

Southern Co. (The)				1,722	82,811

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)				13,140	10,512

UGI Corp.				57,400	2,694,873

Vectren Corp.				14,400	936,288

					59,497,302

Total common stocks (cost $1,285,846,168)					$1,565,314,729

CORPORATE BONDS AND NOTES (15.6%)(a)
				Principal amount	Value

Basic materials (1.1%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23				$125,000	$130,000

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)				150,000	174,520

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25				130,000	128,700

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23				40,000	43,225

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21				110,000	112,200

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)				200,000	205,250

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)				80,000	91,800

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)				290,000	371,200

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24				185,000	194,250

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25				295,000	296,106

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23				270,000	287,213

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25				350,000	370,125

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23				260,000	306,800

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24				300,000	310,500

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24				475,000	501,125

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24				185,000	192,530

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24				265,000	275,600

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25				670,000	691,775

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)				838,000	886,712

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)				470,000	494,675

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43				255,000	240,975

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26				1,180,000	1,230,047

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27				160,000	165,600

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25				185,000	200,725

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23				165,000	174,488

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24				415,000	409,813

Constellium NV 144A company guaranty sr. unsec. notes 5.875%, 2/15/26 (Netherlands)				250,000	254,688

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24				335,000	334,581

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21				67,000	69,178

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24				965,000	992,835

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21				525,000	542,571

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.53%, 1.907%, 5/1/20				395,000	397,481

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25				550,000	571,740

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)				715,000	777,563

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25				280,000	289,968

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)				230,000	250,700

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)				125,000	129,375

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23				420,000	466,200

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24				1,283,000	1,354,591

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25				680,000	686,828

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20				270,000	280,800

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27				515,000	499,317

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22				125,000	139,844

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23				245,000	276,850

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25				140,000	149,800

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24				195,000	201,338

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)				36,000	38,160

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)				285,000	302,813

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)				150,000	152,250

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)				385,000	400,066

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)				40,000	40,111

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)				160,000	165,200

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)				75,000	79,031

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)				30,000	32,426

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22				105,000	108,413

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)				276,000	275,310

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)				154,000	153,615

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26				220,000	224,400

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24				175,000	182,438

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23				300,000	322,700

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27				30,000	34,350

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27				280,000	301,700

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25				465,000	461,513

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25				40,000	43,600

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27				570,000	579,118

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22				270,000	268,952

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)				210,000	252,788

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26				85,000	89,888

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24				165,000	175,313

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23				13,000	13,390

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25				900,000	903,375

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)				105,000	109,599

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)				90,000	90,225

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)				35,000	39,550

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25				295,000	308,275

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)				175,000	180,250

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)				100,000	102,750

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24				315,000	337,838

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23				220,000	229,900

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27				290,000	300,600

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25				170,000	180,625

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)				170,000	179,350

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23				173,000	172,135

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47				993,000	1,031,255

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26				1,452,000	1,460,385

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30				800,000	1,124,691

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31				245,000	344,516

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)				405,000	559,418

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24				180,000	194,175

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23				190,000	213,750

					29,912,409
Capital goods (0.6%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24				450,000	460,125

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24				215,000	221,450

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27				55,000	55,344

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19				132,000	143,880

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)				405,000	440,438

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)				200,000	210,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)				95,000	99,552

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24				60,000	61,800

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22				57,000	58,710

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23				220,000	228,800

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19				240,000	250,748

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)				390,000	428,025

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)				230,000	233,450

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20				315,000	345,713

CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes 6.125%, 8/15/25				35,000	35,525

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26				80,000	93,200

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22				510,000	510,563

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24				265,000	264,417

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22				410,000	419,225

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42				290,000	293,782

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22				245,000	241,196

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22				395,000	413,269

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21				255,000	269,740

Honeywell International, Inc. 144A sr. unsec. bonds 3.812%, 11/21/47				315,000	327,554

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64				515,000	567,301

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47				840,000	922,814

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26				220,000	226,227

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)				561,000	725,211

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24				450,000	512,438

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23				470,000	479,400

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35				225,000	253,646

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25				340,000	360,825

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40				135,000	162,265

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25				215,000	217,150

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD 3 Month + 3.50%, 4.859%, 7/15/21				530,000	537,950

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24				215,000	230,050

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47				942,000	1,023,076

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25				200,000	210,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24				545,000	570,888

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26				115,000	117,875

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)				309,000	331,403

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25				85,000	86,913

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26				365,000	368,650

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24				127,000	130,175

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25				220,000	220,000

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20				2,360,000	2,336,747

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25				130,000	130,975

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25				295,000	303,850

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22				156,000	163,800

					17,296,885
Communication services (1.3%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 6.125%, 3/30/40 (Mexico)				165,000	209,667

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)				1,620,000	1,559,648

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)				990,000	1,025,859

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19				535,000	555,188

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46				765,000	748,206

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27				2,535,000	2,584,221

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25				765,000	752,110

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20				40,000	42,700

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22				129,000	132,225

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26				125,000	128,125

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24				330,000	344,025

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26				60,000	62,325

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23				199,000	202,980

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23				113,000	110,740

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20				24,000	24,180

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				235,000	235,588

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21				218,000	218,546

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45				1,434,000	1,671,944

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25				480,000	510,329

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47				158,000	162,005

Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52				334,000	341,758

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49				138,000	141,315

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47				1,144,000	1,181,843

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27				540,000	509,974

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35				110,000	148,576

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25				945,000	970,276

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26				405,000	408,007

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25				105,000	111,563

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27				100,000	100,000

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27				435,000	429,063

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)				697,000	695,293

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)				355,000	388,706

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)				135,000	145,034

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)				670,000	668,986

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113%, 1/15/20				660,000	693,173

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20				75,000	78,440

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24				470,000	462,950

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21				338,000	363,350

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23				455,000	512,444

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)				435,000	643,622

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)				200,000	196,500

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24				190,000	185,013

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25				80,000	58,800

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22				235,000	177,719

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)				44,000	40,040

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)				10,000	10,525

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)				595,000	571,200

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)				84,000	44,730

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)				185,000	254,125

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20				835,000	889,622

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21				1,420,000	1,505,029

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)				53,000	56,313

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)				510,000	545,951

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)				230,000	236,038

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)				400,000	405,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28				497,000	500,106

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20				67,000	71,020

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18				63,000	66,314

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23				318,000	338,670

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21				465,000	492,319

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21				984,376	990,528

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23				582,000	606,735

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25				570,000	609,900

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23				50,000	52,350

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27				135,000	143,944

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22				75,000	76,922

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23				7,000	7,324

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22				213,000	219,656

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28				400,000	523,460

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)				500,000	533,750

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48				1,143,000	1,125,453

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34				815,000	830,517

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27				1,625,000	1,694,409

Verizon Communications, Inc. sr. unsec. unsub. notes 2.946%, 3/15/22				641,000	644,904

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)				340,000	357,850

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)				765,000	799,425

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23				254,000	154,940

					36,292,085
Conglomerates (0.2%)

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44				1,140,000	1,262,858

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)				4,075,000	4,070,285

					5,333,143
Consumer cyclicals (1.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24				350,000	433,027

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45				1,425,000	2,260,638

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)				380,000	379,662

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27				1,555,000	1,557,343

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27				210,000	208,425

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26				225,000	221,625

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22				44,000	44,660

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25				95,000	93,931

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23				215,000	226,825

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22				415,000	427,450

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20				908,000	958,383

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21 (In default)(NON)				132,000	37,290

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23				110,000	116,600

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26				75,000	80,813

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)				214,000	218,280

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)				344,000	359,480

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24				65,000	72,251

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27				376,000	351,201

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45				760,000	774,907

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26				152,000	155,342

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24				260,000	274,138

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22				99,000	101,228

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23				53,000	53,663

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20				130,000	127,075

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22				420,000	426,300

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25				625,000	609,375

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25				360,000	362,700

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23				355,000	385,140

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24				145,000	155,331

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23				585,000	592,889

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26				1,680,000	1,610,479

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23				185,000	197,719

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26				457,000	488,688

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26				1,825,000	1,902,714

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25				140,000	146,300

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26				1,559,000	1,585,561

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18				177,000	177,665

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25				288,000	300,122

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25				170,000	174,670

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20				130,000	134,875

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26				105,000	112,613

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26				195,000	199,875

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)			CAD	165,000	135,966

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)				$545,000	670,287

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)				300,000	322,500

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24				150,000	153,000

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27				1,565,000	1,637,381

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22				795,000	799,436

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)				184,000	202,270

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)				851,000	916,348

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25				375,000	384,375

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26				893,000	973,861

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23				100,000	102,045

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19				117,000	86,873

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)				260,000	263,900

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)				1,460,000	1,542,126

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)				331,000	331,828

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22				500,000	546,250

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21				350,000	368,375

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24				85,000	90,950

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27				135,000	136,350

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25				155,000	156,163

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)				100,000	98,000

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27				1,084,000	1,084,932

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22				135,000	141,750

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24				245,000	259,088

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24				115,000	117,875

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23				336,000	351,221

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)				60,000	63,450

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)				175,000	183,969

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20				230,000	248,400

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19				70,000	74,200

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21				175,000	191,844

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28				400,000	395,441

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25				425,000	443,437

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28				185,000	112,850

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)				157,125	84,030

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21				60,000	34,512

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24				290,000	299,425

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)				135,000	140,063

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22				170,000	174,888

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23				115,000	120,343

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26				430,000	434,430

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26				1,225,000	1,239,306

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25				95,000	100,463

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24				122,000	127,338

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27				170,000	176,375

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22				127,000	130,969

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26				135,000	136,985

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24				110,000	111,650

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23				95,000	56,288

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25				786,000	798,869

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32				288,000	361,440

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26				400,000	435,001

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24				195,000	204,915

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23				444,000	458,430

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21				300,000	297,750

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26				490,000	530,918

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27				800,000	783,861

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23				135,000	139,050

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22				770,000	845,075

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22				255,000	268,706

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24				500,000	515,625

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24				140,000	148,050

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27				1,470,000	1,470,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27				320,000	331,200

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24				400,000	406,000

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25				95,000	99,988

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22				4,000	4,150

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24				70,000	74,113

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24				310,000	324,043

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27				1,245,000	1,273,013

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25				205,000	194,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24				90,000	93,938

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27				1,250,000	1,248,818

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26				594,000	561,813

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23				40,000	39,100

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18				865,000	863,544

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2.00%, 10/24/18				798,000	798,999

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24				225,000	240,188

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22				105,000	107,888

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25				260,000	253,175

Viacom, Inc. sr. unsec. unsub. notes 4.50%, 3/1/21				430,000	447,566

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25				110,000	116,974

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21				165,000	167,038

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41				65,000	71,416

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25				430,000	443,975

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23				185,000	191,475

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26				155,000	154,613

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27				605,000	614,780

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21				460,000	489,039

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27				210,000	212,888

					53,133,233
Consumer staples (1.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)				295,000	297,213

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)				65,000	66,381

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)				205,000	204,488

Altria Group, Inc. company guaranty sr. unsec. notes 9.25%, 8/6/19				10,000	11,087

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24				254,000	269,421

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22				1,270,000	1,277,000

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20				1,865,000	1,877,023

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46				2,614,000	3,029,597

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26				1,843,000	1,901,935

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21				1,325,000	1,331,649

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22				495,000	491,246

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25				95,000	98,088

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27				1,910,000	1,938,650

Ashtead Capital, Inc. 144A notes 4.125%, 8/15/25				270,000	272,700

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24				440,000	469,700

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25				480,000	504,000

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22				215,000	202,100

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21				312,000	326,040

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26				430,000	408,367

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22				732,000	784,067

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18				865,000	866,146

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28				36,116	40,043

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36				319,828	339,157

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23				120,000	119,700

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22				165,000	202,496

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25			EUR	225,000	270,668

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45				$550,000	564,996

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37				509,000	680,660

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42				462,000	545,528

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23				185,000	115,856

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25				400,000	420,000

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24				540,000	549,450

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. notes 3.875%, 6/27/24 (Mexico)				515,000	528,495

Grupo Bimbo SAB de CV 144A company guaranty sr. unsec. unsub. notes 4.875%, 6/27/44 (Mexico)				400,000	413,580

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26				140,000	140,525

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26				1,125,000	1,116,701

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26				190,000	199,975

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24				190,000	195,938

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27				140,000	143,150

Kraft Heinz Co. (The) company guaranty sr. unsec. bonds 4.375%, 6/1/46				540,000	534,897

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.82%, 2.23%, 8/10/22				1,045,000	1,051,580

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40				420,000	532,645

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26				1,285,000	1,342,825

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24				60,000	61,800

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27				245,000	248,675

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37				302,000	400,734

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39				393,000	495,707

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19				1,420,000	1,413,667

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28				205,000	200,900

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26				1,615,000	1,686,719

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46				190,000	184,325

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25				70,000	72,363

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24				465,000	283,650

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21				33,000	24,915

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23				180,000	162,450

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26				80,000	79,108

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21				505,000	513,431

					32,504,207
Energy (1.6%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24				445,000	487,831

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19				215,000	228,267

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23				55,000	57,200

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21				90,000	92,250

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22				185,000	188,700

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40				50,000	54,091

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22				254,000	255,919

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22				135,000	144,788

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)				90,000	85,725

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)				695,000	700,094

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)				875,000	885,754

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)				310,000	310,897

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)				535,000	531,964

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20				200,000	197,000

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20				165,000	152,625

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22				130,000	107,250

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)				280,000	285,969

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)				597,000	712,669

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)				530,000	528,723

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25				530,000	574,388

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27				735,000	760,284

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23				40,000	37,000

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22				145,000	156,419

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27				90,000	86,400

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25				180,000	181,800

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19				1,110,000	1,103,657

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27				1,239,000	1,255,177

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44				325,000	310,375

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24				115,000	113,706

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22				50,000	50,750

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23				170,000	173,400

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25				355,000	369,981

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25				240,000	241,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21				140,000	105,700

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21				182,000	185,868

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22				190,000	193,267

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25				370,000	380,638

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24				100,000	100,375

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28				365,000	375,038

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26				125,000	127,188

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity				1,560,000	1,515,150

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20				342,000	288,990

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25				150,000	109,500

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24				60,000	61,950

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27				800,000	795,306

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 9.088%, 6/15/20				54,000	55,080

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31				175,000	212,232

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26				265,000	273,613

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24				365,000	380,969

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25				445,000	448,338

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)				200,000	207,750

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41				170,000	213,069

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)				40,000	33,750

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)				70,000	59,500

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)				145,000	143,188

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20				720,000	760,399

Murray Energy Corp. 144A notes 11.25%, 4/15/21				260,000	132,600

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22				185,000	197,950

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26				70,000	74,025

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24				265,000	227,900

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23				55,000	56,238

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22				160,000	164,200

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46				1,095,000	1,212,114

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)				200,000	209,002

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)				725,000	798,225

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)				558,000	580,320

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)				513,000	613,035

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)				2,714,000	2,883,625

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)				127,000	134,779

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)				698,000	698,873

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)				12,000	2,775

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)				575,000	125,925

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)				110,000	101,805

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)				220,000	221,177

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)				1,250,000	1,332,465

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)				220,000	227,909

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)				1,834,000	1,830,699

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28				454,000	454,207

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)				220,000	231,000

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)				10,000	9,425

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26				205,000	207,819

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21				390,000	404,625

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23				57,000	58,935

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23				75,000	73,125

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28				525,000	531,184

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24				155,000	172,280

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27				508,000	545,123

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25				175,000	172,375

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21				95,000	97,375

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24				215,000	228,438

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)				175,000	176,094

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)				90,000	95,513

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)				65,000	7

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)				130,000	13

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20				195,000	198,656

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)				1,240,000	1,240,010

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)				205,000	204,584

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21				184,000	186,300

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24				100,000	96,438

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26				140,000	144,200

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23				45,000	45,731

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22				165,000	168,094

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26				750,000	741,187

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)				235,000	283,338

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)				710,000	721,707

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28				190,000	192,318

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27				145,000	148,806

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25				75,000	76,781

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28				980,000	977,551

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)				640,000	660,000

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26				182,000	190,226

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24				235,000	249,688

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23				55,000	55,550

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19				45,000	46,148

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26				150,000	153,000

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32				230,000	303,600

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31				7,000	8,628

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24				582,000	608,241

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22				445,000	455,195

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24				302,000	315,590

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23				75,000	85,125

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20				175,000	189,438

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22				258,000	269,610

					42,748,030
Financials (4.8%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)				830,000	830,119

AIG Global Funding 144A sr. notes 2.15%, 7/2/20				660,000	654,155

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27				1,630,000	1,628,709

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22				130,000	130,975

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23				115,000	120,750

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31				337,000	438,100

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20				70,000	77,175

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25				810,000	882,900

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18				77,000	80,658

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity				235,000	240,288

American Express Co. sr. unsec. bonds 8.125%, 5/20/19				865,000	933,496

American Express Co. sr. unsec. notes 7.00%, 3/19/18				627,000	633,715

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58				414,000	563,040

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)				1,735,000	1,735,883

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)				1,105,000	1,095,527

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)				200,000	227,500

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)				505,000	515,100

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)				370,000	431,279

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity				478,000	524,605

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity				60,000	68,175

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27				2,720,000	2,699,108

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18				1,299,000	1,299,026

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20				295,000	293,649

Bank of America Corp. unsec. sub. FRN BBA LIBOR USD 3 Month + 0.76%, 2.348%, 9/15/26				125,000	118,196

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37				1,722,000	2,191,794

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)				125,000	123,579

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)				210,000	209,655

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)				1,070,000	1,067,579

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%, 10/30/18 (Canada)				834,000	834,831

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)				1,250,000	1,239,469

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)				307,000	373,472

Barclays PLC unsec. sub. bonds 4.836%, 5/9/28 (United Kingdom)				205,000	213,372

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18				240,000	240,960

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43				190,000	211,936

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21				330,000	346,761

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)				310,000	335,538

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)				1,290,000	1,348,308

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)				390,000	420,369

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19				395,000	427,567

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22				655,000	726,098

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25				215,000	221,197

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25				240,000	263,981

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23				100,000	102,832

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26				370,000	400,865

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19				44,000	44,440

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23				63,000	67,174

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22				273,000	289,380

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19				35,000	35,963

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28				515,000	521,515

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20				1,205,000	1,209,033

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28				3,360,000	3,477,875

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46				445,000	490,546

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27				520,000	550,525

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25				400,000	450,617

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20				1,450,000	1,443,095

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25				390,000	411,450

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)				770,000	920,792

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)				1,285,000	1,266,915

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)				1,530,000	1,525,288

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)				1,690,000	1,674,908

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23				70,000	73,325

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21				334,000	337,340

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)				631,000	683,846

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)				955,000	995,683

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)				1,620,000	1,621,677

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31				125,000	165,579

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)				269,000	285,066

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)				220,000	222,200

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24				245,000	255,300

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity				151,000	153,265

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23				445,000	476,710

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24				265,000	269,969

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)				1,525,000	1,519,045

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)				165,000	172,219

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19				990,000	1,046,582

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27				2,755,000	2,828,440

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20				2,580,000	2,579,717

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19				1,015,000	1,016,909

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18				500,000	500,102

Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37				164,000	219,633

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22				205,000	223,573

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)				425,000	446,071

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)				305,000	309,030

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)				55,000	57,087

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)				250,000	315,094

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)				185,000	298,313

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21				398,000	442,499

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24				290,000	297,785

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)				25,000	25,031

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21				190,000	197,838

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20				785,000	783,804

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24				150,000	154,125

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22				145,000	148,263

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20				67,000	68,904

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22				127,000	128,588

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)				2,130,000	2,389,031

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)				10,000	8,750

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22				110,000	121,688

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)				95,000	98,325

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)				100,000	100,625

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Q, 5.15%, perpetual maturity				278,000	287,396

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity				1,305,000	1,353,416

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48				2,465,000	2,545,179

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27				3,080,000	3,113,189

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18				974,000	974,881

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44				340,000	376,891

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20				725,000	796,943

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37				621,000	790,533

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)				436,000	512,727

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)				470,000	493,165

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)				180,000	210,600

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25				340,000	345,950

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)				595,000	598,802

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)				1,215,000	1,310,854

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20				1,155,000	1,146,520

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37				300,000	399,750

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21				460,000	492,499

Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19				378,000	373,699

Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23				130,000	131,069

Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19				644,500	639,866

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)				95,000	101,175

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)				90,000	88,200

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)				530,000	558,779

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)				575,000	595,409

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47				965,000	1,057,816

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27				3,065,000	3,136,888

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20				1,050,000	1,054,741

National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.69%, 2.226%, 12/9/19 (Australia)				1,570,000	1,585,801

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)				450,000	452,105

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)				1,565,000	1,553,499

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21				270,000	273,713

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45				405,000	412,436

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)				815,000	807,041

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33				520,000	666,292

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19				120,000	123,984

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21				95,000	98,563

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25				995,000	1,024,501

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20				700,000	694,303

Protective Life Global Funding 144A notes 2.262%, 4/8/20				665,000	662,207

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25				285,000	299,250

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38				270,000	277,425

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43				265,000	288,850

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44				200,000	213,250

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)				155,000	167,122

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22				800,000	794,649

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)				1,575,000	1,570,271

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)				865,000	866,267

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)				615,000	662,739

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)				202,000	213,615

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)				695,000	702,048

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)				600,000	646,075

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)				635,000	665,794

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)				685,000	732,449

Sberbank of Russia Via SB Capital SA 144A sr. unsec. notes 6.125%, 2/7/22 (Russia)				225,000	245,250

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)				70,000	70,434

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)				70,000	70,000

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)				5,355,000	5,343,171

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20				355,000	390,500

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19				85,000	87,444

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)				255,000	252,450

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)				1,370,000	1,355,001

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42				385,000	400,335

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18				40,000	36,600

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)				1,051,000	1,048,289

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)				775,000	770,386

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)				581,000	640,553

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)				595,000	623,223

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)				2,320,000	2,335,027

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25				235,000	237,350

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)				395,000	413,047

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)				195,000	205,969

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23				21,293	23,791

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)				1,900,000	2,168,375

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)				1,599,000	1,623,081

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)				700,000	757,750

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity				455,000	502,775

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20				1,600,000	1,609,853

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)				485,000	507,437

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)				3,115,000	3,101,127

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)				550,000	539,925

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)				210,000	219,596

					129,458,763
Health care (1.1%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25				296,000	304,310

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22				500,000	501,532

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20				945,000	947,912

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23				410,000	392,575

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)				214,000	227,815

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)				318,000	323,105

Allergan Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)				615,000	615,487

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)				640,000	651,550

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23				175,000	170,406

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51				552,000	617,415

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20				730,000	749,567

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26				794,000	760,279

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25				335,000	321,600

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)				422,000	570,332

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47				1,406,000	1,522,288

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27				1,207,000	1,216,307

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22				975,000	1,010,442

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21				135,000	122,175

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24				230,000	243,225

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25				65,000	66,138

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22				155,000	160,813

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23				245,000	220,500

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22				574,000	330,050

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20				205,000	153,238

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21				490,000	515,019

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)				145,000	12,688

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/1/25 (Ireland)				285,000	220,875

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)				290,000	226,200

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23				95,000	74,100

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22				15,000	15,525

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26				415,000	439,900

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20				395,000	420,675

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47				750,000	748,126

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24				280,000	291,200

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19				197,000	198,970

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22				34,000	38,165

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23				155,000	156,550

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18				542,000	552,063

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21				125,000	140,313

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)				105,000	85,838

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45				865,000	903,009

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18				746,000	744,638

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22				125,000	130,313

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25				50,000	49,875

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45				1,430,000	1,553,391

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)				880,000	856,900

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)				354,000	369,819

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22				170,000	170,850

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26				670,000	674,038

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19				1,315,000	1,306,731

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)				1,210,000	1,297,794

Service Corp. International sr. unsec. notes 4.625%, 12/15/27				310,000	314,533

Service Corp. International sr. unsec. notes 5.375%, 1/15/22				123,000	125,921

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24				345,000	363,544

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)				830,000	811,227

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)				675,000	663,575

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23				90,000	93,825

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20				130,000	137,449

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22				140,000	142,450

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18				387,000	388,909

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21				640,000	680,338

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42				550,000	574,433

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23				545,000	545,473

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25				70,000	71,225

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25				195,000	203,229

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25				310,000	283,650

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23				289,000	268,048

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21				10,000	9,775

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23				70,000	64,050

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20				80,000	80,100

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24				265,000	283,550

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22				90,000	94,500

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25				125,000	131,875

					30,724,305
Technology (1.0%)

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47				1,680,000	1,866,866

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24				335,000	347,349

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19				2,865,000	2,871,730

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45				493,000	555,398

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43				600,000	624,702

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20				792,000	788,465

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19				223,000	—

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. bonds 3.50%, 1/15/28				1,550,000	1,477,630

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27				967,000	951,572

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26				660,000	638,421

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24				685,000	749,982

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46				222,000	286,057

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23				1,289,000	1,392,944

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21				45,000	46,688

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25				105,000	116,037

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23				260,000	274,950

First Data Corp. 144A notes 5.75%, 1/15/24				385,000	398,475

First Data Corp. 144A sr. notes 5.375%, 8/15/23				160,000	166,544

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22				850,000	824,944

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24				560,000	597,800

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)				500,000	511,250

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22				350,000	362,250

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20				55,000	56,513

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)				500,000	501,250

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18				81,000	82,089

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24				145,000	150,619

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27				1,310,000	1,351,266

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26				855,000	824,532

Microsoft Corp. sr. unsec. unsub. notes 5.30%, 2/8/41				85,000	108,770

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19				555,000	571,732

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21				2,030,000	1,976,556

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40				215,000	271,830

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27				561,000	569,483

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26				694,000	676,614

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22				485,000	484,527

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19				2,295,000	2,305,376

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23				165,000	171,394

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24				125,000	140,623

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25				320,000	323,200

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25				295,000	302,375

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27				270,000	272,560

					26,991,363
Transportation (0.1%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41				240,000	299,970

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40				155,000	201,825

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44				480,000	500,039

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19				142,272	153,824

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22				95,000	94,892

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26				254,000	250,794

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22				84,471	91,602

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26				301,001	308,607

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23				375,000	388,125

					2,289,678
Utilities and power (0.7%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25				830,000	871,500

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23				44,000	44,935

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27				105,000	110,250

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21				164,000	183,680

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44				870,000	1,011,259

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42				80,000	90,035

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36				152,000	203,151

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25				190,000	179,550

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26				145,000	142,101

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24				24,000	24,660

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37				50,000	56,131

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36				133,000	174,338

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18				634,000	660,954

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42				275,000	298,595

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20				630,000	624,176

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27				980,000	972,915

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22				130,000	137,150

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24				50,000	53,625

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26				135,000	147,488

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)				255,000	273,136

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32				65,000	85,305

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)				375,000	392,226

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26				360,000	361,031

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)				830,000	867,876

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24				1,484,000	1,561,910

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27				105,000	107,100

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45				185,000	200,895

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42				185,000	208,936

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22				155,000	165,223

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27				6,000	6,148

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47				9,000	10,044

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23				517,000	539,984

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21 (In default)(NON)				185,000	178,063

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)				102,000	80,580

IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24				245,000	244,777

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44				123,000	130,043

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21				599,000	610,467

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23				300,000	301,525

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23				1,374,000	1,365,631

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32				107,000	138,175

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29				400,000	539,341

Nevada Power Co. mtge. notes 7.125%, 3/15/19				265,000	280,032

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77				450,000	451,125

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26				175,000	190,531

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27				265,000	280,238

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28				95,000	95,831

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)				450,000	444,439

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42				175,000	220,145

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22				170,000	179,060

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45				760,000	783,973

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22				655,000	692,789

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23				20,000	20,404

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40				160,000	206,407

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, BBA LIBOR USD 3 Month + 2.53%, 4.011%, 6/1/67				839,000	823,269

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22				70,000	72,625

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20				64,000	480

					19,096,257

Total corporate bonds and notes (cost $413,765,191)					$425,780,358

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (10.9%)(a)
				Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (3.6%)

Government National Mortgage Association Pass-Through Certificates
4.70%, with due dates from 5/20/67 to 8/20/67				$203,529	$226,555
4.622%, 6/20/67				102,280	113,147
4.494%, 3/20/67				103,036	113,082
4.00%, with due dates from 3/15/46 to 3/20/46				912,598	964,142
3.50%, with due dates from 7/20/47 to 11/20/47				80,999,410	83,856,212
3.50%, TBA, 1/1/48				12,000,000	12,410,626

					97,683,764
U.S. Government Agency Mortgage Obligations (7.3%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45				23,709,381	24,826,680

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 1/1/48				13,000,000	14,508,203
4.00%, 8/1/47				9,043,211	9,465,346
4.00%, TBA, 2/1/48				2,000,000	2,089,062
4.00%, TBA, 1/1/48				2,000,000	2,091,875
3.50%, with due dates from 9/1/45 to 6/1/56				63,229,171	64,993,795
3.00%, with due dates from 4/1/46 to 3/1/47				11,997,499	12,026,886
3.00%, 12/1/31				25,719,966	26,211,259
3.00%, TBA, 1/1/48				31,000,000	31,007,266
3.00%, TBA, 1/1/33				11,000,000	11,205,391
2.50%, TBA, 1/1/48				1,000,000	965,781

					199,391,544

Total U.S. government and agency mortgage obligations (cost $297,760,141)					$297,075,308

U.S. TREASURY OBLIGATIONS (—%)(a)
				Principal amount	Value

U.S. Treasury Notes 9/30/21(i)				$137,000	$132,583

Total U.S. treasury obligations (cost $132,583)					$132,583

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.5%)(a)
				Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)				$535,000	$603,480

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)				310,000	332,475

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)				962,000	1,050,985

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)				265,000	281,285

Brazil (Federal Republic of) sr. unsec. unsub. bonds 4.625%, 1/13/28 (Brazil)				505,000	507,585

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)			BRL	5,212	1,694,135

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)				$150,000	166,473

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)				942,000	1,071,525

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)				419,000	490,317

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)				935,000	952,121

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)				222,000	239,751

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)				475,000	531,700

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)				400,000	434,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)				400,000	491,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)				990,000	1,047,794

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)				360,000	363,600

Russia (Federation of) 144A sr. unsec. notes 4.50%, 4/4/22 (Russia)				200,000	211,709

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)				2,400,000	2,679,000

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)				300,000	330,244

Total foreign government and agency bonds and notes (cost $13,936,931)					$13,479,179

MORTGAGE-BACKED SECURITIES (2.5%)(a)
				Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, 1 Month US LIBOR + 1.70%, 3.252%, 10/25/27 (Bermuda)				$730,689	$732,516

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 19.85%, 4/15/37				97,704	144,709
IFB Ser. 3072, Class SM (-3.667 x 1 Month US LIBOR) + 23.80%, 18.381%, 11/15/35				58,504	81,894
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.401%, 12/15/36				62,231	84,273
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 13.171%, 6/15/34				112,199	130,039
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.473%, 3/15/41				2,315,228	398,543
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 1 Month US LIBOR + 2.60%, 4.152%, 12/25/27				1,073,756	1,096,574
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 1 Month US LIBOR + 2.20%, 3.752%, 3/25/25				165,958	166,823
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1 Month US LIBOR + 1.20%, 2.752%, 11/25/28				36,108	36,145
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1 Month US LIBOR + 1.10%, 2.652%, 12/25/28				122,493	122,674
Ser. 3391, PO, zero %, 4/15/37				7,439	6,302
Ser. 3206, Class EO, PO, zero %, 8/15/36				4,626	4,077
Ser. 3326, Class WF, zero %, 10/15/35(WAC)				3,411	2,516
FRB Ser. 3117, Class AF, 1 Month US LIBOR + 0.00%, zero %, 2/15/36				7,046	5,254

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 30.587%, 7/25/36				34,175	59,680
IFB Ser. 07-53, Class SP (-3.667 x 1 Month US LIBOR) + 24.20%, 18.509%, 6/25/37				85,883	122,160
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.594%, 8/25/35				40,141	50,549
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.12%, 15.311%, 12/25/35				49,706	70,642
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%, 13.358%, 11/25/34				21,110	24,988
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.902%, 1/25/29				146,617	147,417
Ser. 07-14, Class KO, PO, zero %, 3/25/37				25,847	21,461
Ser. 06-125, Class OX, PO, zero %, 1/25/37				2,171	1,814
Ser. 06-84, Class OT, PO, zero %, 9/25/36				2,862	2,378
Ser. 06-46, Class OC, PO, zero %, 6/25/36				4,851	4,015

Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47				2,698,290	576,760
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40				535,106	115,048
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.549%, 6/20/43				2,150,117	430,667
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40				23,894	3,060
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40				116,296	22,643
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38				98,278	3,948
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44				4,509,188	611,738
Ser. 13-14, IO, 3.50%, 12/20/42				1,504,315	207,776
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41				2,056,637	215,782
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39				2,797,122	230,203
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38				2,177,271	251,475
Ser. 16-H16, Class EI, IO, 2.236%, 6/20/66(WAC)				3,872,370	480,561
Ser. 15-H25, Class BI, IO, 2.09%, 10/20/65(WAC)				5,551,038	568,426
Ser. 15-H26, Class EI, IO, 1.718%, 10/20/65(WAC)				3,234,315	310,171
Ser. 06-36, Class OD, PO, zero %, 7/16/36				3,334	2,793

					7,548,494
Commercial mortgage-backed securities (1.4%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.412%, 1/15/49(WAC)				1,582,391	5,369

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)				134,611	36
FRB Ser. 07-5, Class XW, IO, 0.047%, 2/10/51(WAC)				3,299,960	2

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A FRB Ser. 04-5, Class XC, IO, 0.43%, 11/10/41(WAC)				241,681	1,728

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)				37,373	4

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)				266,641	208,438
FRB Ser. 06-PW14, Class X1, IO, 0.335%, 12/11/38(WAC)				413,614	5,997

CD Commercial Mortgage Trust 144A FRB Ser. 07-CD4, Class XW, IO, 0.553%, 12/11/49(WAC)				165,729	15

CD Mortgage Trust 144A FRB Ser. 07-CD5, Class XS, IO, zero %, 11/15/44(WAC)				224,610	9

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47				344,000	356,549

Citigroup Commercial Mortgage Trust 144A
FRB Ser. 12-GC8, Class XA, IO, 1.814%, 9/10/45(WAC)				6,934,548	448,249
FRB Ser. 06-C5, Class XC, IO, 0.484%, 10/15/49(WAC)				6,901,438	69

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.839%, 5/15/46(WAC)				380,267	387,703

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)				346,000	351,654
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)				411,000	444,069
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47(WAC)				1,675,000	1,677,025
Ser. 13-LC6, Class AM, 3.282%, 1/10/46				578,000	581,762
FRB Ser. 14-CR19, Class XA, IO, 1.224%, 8/10/47(WAC)				8,741,476	438,840
FRB Ser. 14-CR18, Class XA, IO, 1.22%, 7/15/47(WAC)				5,713,271	274,694
FRB Ser. 14-CR16, Class XA, IO, 1.172%, 4/10/47(WAC)				1,956,635	87,389
FRB Ser. 13-CR11, Class XA, IO, 1.126%, 8/10/50(WAC)				6,643,069	314,693
FRB Ser. 14-UBS6, Class XA, IO, 1.019%, 12/10/47(WAC)				7,136,074	336,559
FRB Ser. 14-LC17, Class XA, IO, 0.95%, 10/10/47(WAC)				7,621,315	273,849

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.125%, 7/10/46(WAC)				617,000	643,994
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)				456,000	309,462
FRB Ser. 06-C8, Class XS, IO, 0.655%, 12/10/46(WAC)				3,722,719	173

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.041%, 1/15/49(WAC)				4,340,424	174

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6.00%, 5/17/40				11,724	11,749
FRB Ser. 03-C3, Class AX, IO, 2.051%, 5/15/38(WAC)				127,259	14

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.298%, 4/15/50(WAC)				655,000	665,761

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.798%, 4/15/50(WAC)				1,046,000	916,847

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.364%, 12/15/49(WAC)				1,226,000	1,236,728

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.34%, 8/10/44(WAC)				2,251,000	2,348,873

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.074%, 7/10/45(WAC)				1,937,579	12

GE Commercial Mortgage Corp. Trust 144A FRB Ser. 07-C1, Class XC, IO, 0.253%, 12/10/49(WAC)				16,574,567	33,504

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.982%, 5/10/43(WAC)				71,917	5

GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.944%, 1/10/47(WAC)				402,000	417,477
FRB Ser. 13-GC12, Class XA, IO, 1.525%, 6/10/46(WAC)				2,717,205	167,320
FRB Ser. 14-GC22, Class XA, IO, 1.021%, 6/10/47(WAC)				6,027,384	279,068
FRB Ser. 14-GC24, Class XA, IO, 0.835%, 9/10/47(WAC)				4,808,284	192,331

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)				314,000	299,754
FRB Ser. 11-GC5, Class C, 5.398%, 8/10/44(WAC)				300,000	316,649
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46(WAC)				804,000	714,306

GS Mortgagge Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.557%, 2/10/46(WAC)				4,690,256	294,079

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.606%, 10/15/45(WAC)				252,000	258,150

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46(WAC)				776,000	788,929
FRB Ser. 14-C19, Class XA, IO, 1.139%, 4/15/47(WAC)				8,415,130	229,161
FRB Ser. 15-C33, Class XA, IO, 1.026%, 12/15/48(WAC)				5,075,327	320,152
FRB Ser. 14-C25, Class XA, IO, 0.968%, 11/15/47(WAC)				8,553,144	391,323

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-LDP5, Class F, 5.699%, 12/15/44(WAC)				198,865	197,353
Ser. 12-C6, Class AS, 4.117%, 5/15/45				770,000	802,579
Ser. 13-C10, Class AS, 3.372%, 12/15/47				164,000	164,295
FRB Ser. 06-LDP8, Class X, IO, 0.308%, 5/15/45(WAC)				654,038	11
FRB Ser. 07-LDPX, Class X, IO, 0.141%, 1/15/49(WAC)				3,914,144	28,662

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)				1,175,000	1,050,717
FRB Ser. 12-C8, Class D, 4.654%, 10/15/45(WAC)				755,000	738,374
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)				186,000	190,711
FRB Ser. 05-CB12, Class X1, IO, 0.376%, 9/12/37(WAC)				686,012	1,347
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)				268,210	3

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31				12,915	12,989

LB-UBS Commercial Mortgage Trust
FRB Ser. 08-C1, Class AM, 6.319%, 4/15/41(WAC)				486,000	485,271
FRB Ser. 07-C2, Class XW, IO, 0.26%, 2/15/40(WAC)				256,172	38

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.353%, 11/15/40(WAC)				784,531	3,992
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)				218,375	14

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.113%, 4/20/48(WAC)				828,000	789,043

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.673%, 8/12/39(WAC)				300,856	1,308
FRB Ser. 05-MCP1, Class XC, IO, 0.003%, 6/12/43(WAC)				287,342	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.755%, 5/15/44(WAC)				10,267	467
FRB Ser. 06-C4, Class X, IO, 6.377%, 7/15/45(WAC)				67,269	5,045
FRB Ser. 07-C5, Class X, IO, 5.865%, 12/15/49(WAC)				566,240	27,463

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C17, Class C, 4.451%, 8/15/47(WAC)				455,000	450,727
Ser. 12-C5, Class AS, 3.792%, 8/15/45				681,000	696,797
Ser. 12-C6, Class AS, 3.476%, 11/15/45				524,000	533,391
FRB Ser. 14-C17, Class XA, IO, 1.232%, 8/15/47(WAC)				5,420,497	252,541

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 1.635%, 11/15/45(WAC)				8,118,133	510,850

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)				352,000	35,200
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)				208,425	207,633

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.155%, 7/15/49(WAC)				277,000	286,034

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38				411,989	22,926

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.042%, 8/10/49(WAC)				326,000	342,888
FRB Ser. 12-C4, Class XA, IO, 1.656%, 12/10/45(WAC)				6,559,517	411,643

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.291%, 10/15/44(WAC)				426,000	424,050
FRB Ser. 06-C29, IO, 0.201%, 11/15/48(WAC)				2,763,655	111
FRB Ser. 07-C34, IO, 0.149%, 5/15/46(WAC)				1,774,385	1,242

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)				967,757	194
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)				204,949	20

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)				501,000	482,747
FRB Ser. 14-LC16, Class XA, IO, 1.365%, 8/15/50(WAC)				7,849,628	407,396
FRB Ser. 16-LC25, Class XA, IO, 1.086%, 12/15/59(WAC)				6,456,515	406,890

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)				521,000	437,738

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)				332,000	346,629
FRB Ser. 13-C15, Class C, 4.481%, 8/15/46(WAC)				524,000	529,868
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)				1,253,000	1,327,980
Ser. 13-C12, Class AS, 3.56%, 3/15/48				650,000	664,053
Ser. 13-C11, Class AS, 3.311%, 3/15/45				181,000	182,753
FRB Ser. 14-C22, Class XA, IO, 0.911%, 9/15/57(WAC)				28,282,852	1,202,304
FRB Ser. 13-C14, Class XA, IO, 0.801%, 6/15/46(WAC)				17,156,093	538,358

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.672%, 11/15/44(WAC)				315,000	338,477
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)				530,000	535,595
FRB Ser. 11-C2, Class D, 5.653%, 2/15/44(WAC)				1,606,000	1,606,981
FRB Ser. 11-C3, Class D, 5.64%, 3/15/44(WAC)				1,022,000	999,681
Ser. 11-C4, Class E, 5.247%, 6/15/44(WAC)				682,000	611,621
FRB Ser. 12-C9, Class D, 4.793%, 11/15/45(WAC)				546,000	530,658
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)				599,000	517,461
FRB Ser. 12-C9, Class XA, IO, 1.962%, 11/15/45(WAC)				5,898,810	431,085
FRB Ser. 12-C10, Class XA, IO, 1.581%, 12/15/45(WAC)				4,861,444	301,555
FRB Ser. 13-C12, Class XA, IO, 1.307%, 3/15/48(WAC)				2,030,831	104,959

					38,211,415
Residential mortgage-backed securities (non-agency) (0.8%)

BankUnited Trust FRB Ser. 05-1, Class 1A1, 1 Month US LIBOR + 0.30%, 1.852%, 9/25/45				351,680	333,990

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.533%, 5/25/35(WAC)				962,706	986,774

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.003%, 6/25/46				1,361,908	1,196,776
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.831%, 11/20/35				456,429	437,589
FRB Ser. 05-27, Class 1A1, 1.823%, 8/25/35(WAC)				274,566	234,439
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.742%, 8/25/46				1,784,483	1,463,990

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.702%, 11/25/28				480,000	562,765
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, 1 Month US LIBOR + 4.75%, 6.302%, 10/25/24				1,082,000	1,196,769
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 1 Month US LIBOR + 4.25%, 5.802%, 11/25/23				720,000	799,203

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.452%, 10/25/28				1,491,350	1,725,821
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.252%, 4/25/28				1,840,631	2,111,006
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.102%, 4/25/28				2,592,947	2,909,069
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.552%, 7/25/25				436,221	479,028
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.802%, 4/25/29				90,000	101,825
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.552%, 5/25/25				292,640	317,145
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.152%, 5/25/24				1,040,000	1,103,114

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 1 Month US LIBOR + 0.80%, 2.352%, 2/25/34				703,368	682,284

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.041%, 2/25/35(WAC)				311,984	315,103

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 1 Month US LIBOR + 0.83%, 2.377%, 8/25/34				286,571	285,139

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47				160,000	132,800

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, 1 Month US LIBOR + 1.05%, 2.602%, 10/25/34				540,000	534,180

Renaissance Home Equity Loan Trust FRB Ser. 03-4, Class A1, 1 Month US LIBOR + 0.52%, 2.072%, 3/25/34				407,757	403,149

Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%, 2.402%, 5/25/47				886,327	804,342

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1 Month US LIBOR + 0.16%, 1.712%, 4/25/36				267,519	264,571

Vericrest Opportunity Loan Transferee LXI, LLC 144A Ser. 17-NPL8, Class A1, 3.125%, 6/25/47				463,411	463,411

Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10, Class A1, 3.00%, 10/25/47				480,000	479,250

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR12, Class 1A8, 3.213%, 10/25/35(WAC)				1,419,481	1,419,481
FRB Ser. 07-HY2, Class 1A1, 3.163%, 12/25/36(WAC)				734,174	706,730
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR + 0.96%, 2.512%, 7/25/45				570,460	562,588
FRB Ser. 05-AR11, Class A1B3, 1 Month US LIBOR + 0.40%, 1.952%, 8/25/45				474,531	451,896

					23,464,227

Total mortgage-backed securities (cost $69,398,565)					$69,224,136

ASSET-BACKED SECURITIES (0.2%)(a)
				Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.352%, 11/25/50				$1,579,000	$1,579,000

Station Place Securitization Trust 144A
FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.452%, 2/25/49				903,000	903,000
FRB Ser. 17-6, Class A, 1 Month US LIBOR + 0.70%, 1.994%, 11/24/18				2,750,000	2,750,000

Total asset-backed securities (cost $5,232,000)					$5,232,000

SENIOR LOANS (0.1%)(a)(c)
				Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.227%, 11/9/24				$435,000	$427,569

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.615%, 6/21/24				422,875	424,109

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 6.241%, 11/17/22				265,000	265,663

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24				105,192	105,653

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.569%, 10/25/23				149,433	139,399

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.319%, 4/16/21				420,000	409,763

Gates Global, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.693%, 3/31/24				115,024	115,546

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.75%, 10/18/19				124,123	112,331

KCA Deutag US Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.25%, 7.196%, 5/16/20				184,793	180,173

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.90%, 11/6/24				580,000	582,175

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.642%, 10/25/20				201,182	163,762

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.57%, 3/10/22				94,515	75,612

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.069%, 9/7/23				336,299	250,542

Total senior loans (cost $3,352,652)					$3,252,297

PURCHASED OPTIONS OUTSTANDING (—%)(a)

Counterparty	Expiration date/ strike price	Notional amount		Contract amount	Value

Barclays Bank PLC

USD/MXN (Call)	May-18/MXN 21.50	$32,275,700		$32,275,700	$534,066

JPMorgan Chase Bank N.A.

USD/JPY (Put)	Jan-18/JPY 107.00	53,126,800		53,126,800	53

Total purchased options outstanding (cost $529,691)					$534,119

CONVERTIBLE PREFERRED STOCKS (—%)(a)
				Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)				7,508	$202,130

Nine Point Energy 6.75% cv. pfd.				27	27,948

Total convertible preferred stocks (cost $164,227)					$230,078

CONVERTIBLE BONDS AND NOTES (—%)(a)
				Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18				$57,000	$195,759

Total convertible bonds and notes (cost $55,124)					$195,759

INVESTMENT COMPANIES (—%)(a)
				Shares	Value

Altaba, Inc.				1,987	$138,792

Total investment companies (cost $98,267)					$138,792

PREFERRED STOCKS (—%)(a)
				Shares	Value

GMAC Capital Trust I Ser. 2, $1.80 cum. ARP				5,340	$138,573

Total preferred stocks (cost $133,500)					$138,573

WARRANTS (—%)(a)(NON)
		Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.		9/9/20	$14.04	1,758	$1,248

Total warrants (cost $—)					$1,248

SHORT-TERM INVESTMENTS (16.9%)(a)
				Principal amount/shares	Value

Alpine Securitization, Ltd. asset backed commercial paper 1.456%, 1/30/18				$8,000,000	$7,988,384

DnB Bank ASA commercial paper 1.381%, 1/8/18				13,500,000	13,494,717

Interest in $300,000,000 joint tri-party repurchase agreement dated 12/29/17 with HSBC Bank USA, National Association due 1/2/18 - maturity value of $108,078,449 for an effective yield of 1.370% (collateralized by a U.S. Treasury note and a U.S. Treasury bond with coupon rates ranging from 2.250% to 2.750% and due dates ranging from 2/15/27 to 11/15/47, valued at $306,002,415)				108,061,999	108,061,999

Manhattan Asset Funding Co., LLC asset backed commercial paper 1.602%, 1/19/18				4,924,000	4,919,507

Mizuho Bank Ltd./NY commercial paper 1.587%, 1/25/18				14,000,000	13,983,369

Regency Markets No. 1, LLC asset backed commercial paper 1.452%, 1/8/18				10,500,000	10,495,582

U.S. Treasury Bills 1.319%, 3/15/18(SEG)(SEGSF)(SEGCCS)				7,837,000	7,815,133

U.S. Treasury Bills 1.121%, 2/8/18(SEG)(SEGSF)(SEGCCS)				5,961,998	5,953,547

U.S. Treasury Bills 1.174%, 1/25/18(SEG)(SEGSF)(SEGCCS)				2,793,000	2,790,492

U.S. Treasury Bills 1.078%, 1/11/18(SEG)(SEGSF)				776,001	775,678

U.S. Treasury Bills 1.124%, 1/18/18(SEG)(SEGSF)(SEGCCS)				315,001	314,793

U.S. Treasury Bills 1.168%, 2/15/18(SEG)(SEGSF)(SEGCCS)				232,000	231,607

U.S. Treasury Bills 1.317%, 3/1/18				103,001	102,768

Italy (Republic of) Treasury Bills with an effective yield of 5.941%, 3/28/18 (Italy)			EUR	8,703,000	10,454,066

Italy (Republic of) Treasury Bills with an effective yield of 5.796%, 3/29/18 (Italy)			EUR	8,703,000	10,456,108

Portugal (Republic of) Treasury Bills with effective yields ranging from 2.756% to 3.903%, 5/18/18 (Portugal)			EUR	15,268,000	18,344,946

Spain (Kingdom of) Treasury Bills with an effective yield of 7.403%, 3/9/18 (Spain)			EUR	17,406,000	20,904,251

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(P)			Shares	637,000	637,000

Putnam Short Term Investment Fund 1.45%(AFF)			Shares	188,701,608	188,701,608

Putnam Cash Collateral Pool, LLC 1.55%(AFF)			Shares	34,640,988	34,640,988

Total short-term investments (cost $460,076,054)					$461,066,543

TOTAL INVESTMENTS

Total investments (cost $2,550,481,094)					$2,841,795,702

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $355,589,519) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$2,707,696	$2,673,155	$34,541
	Australian Dollar	Sell	1/17/18	2,707,696	2,653,742	(53,954)
	Euro	Sell	3/21/18	22,161,300	21,776,143	(385,157)
	Hong Kong Dollar	Buy	2/22/18	1,735,560	1,740,336	(4,776)
	Norwegian Krone	Buy	3/21/18	2,781,713	2,771,963	9,750
	Russian Ruble	Sell	3/21/18	2,744,428	2,682,996	(61,432)
	Swedish Krona	Buy	3/21/18	3,554,091	3,475,318	78,773
Barclays Bank PLC
	Australian Dollar	Buy	1/17/18	3,756,506	3,816,263	(59,757)
	British Pound	Sell	3/21/18	5,473,007	5,478,797	5,790
	Canadian Dollar	Buy	1/17/18	2,781,602	2,722,659	58,943
	Euro	Sell	3/21/18	10,777,006	10,598,662	(178,344)
	Japanese Yen	Buy	2/22/18	17,315	79,036	(61,721)
	Norwegian Krone	Sell	3/21/18	2,738,407	2,706,803	(31,604)
	Swedish Krona	Sell	3/21/18	2,735,782	2,688,578	(47,204)
	Swiss Franc	Buy	3/21/18	2,758,443	2,724,405	34,038
	Swiss Franc	Sell	3/21/18	2,757,411	2,734,458	(22,953)
Citibank, N.A.
	Australian Dollar	Buy	1/17/18	3,146,274	3,087,998	58,276
	Australian Dollar	Sell	1/17/18	3,146,274	3,115,169	(31,105)
	Brazilian Real	Buy	1/3/18	4,989,177	5,192,508	(203,331)
	Brazilian Real	Sell	1/3/18	4,989,177	5,108,071	118,894
	Brazilian Real	Buy	4/3/18	1,243,213	1,318,058	(74,845)
	Danish Krone	Sell	3/21/18	1,278,584	1,273,491	(5,093)
	Japanese Yen	Sell	2/22/18	5,815,148	5,752,431	(62,717)
	New Zealand Dollar	Sell	1/17/18	2,605,892	2,473,241	(132,651)
	Norwegian Krone	Buy	3/21/18	4,327,420	4,297,475	29,945
	Swedish Krona	Sell	3/21/18	1,173,372	1,153,753	(19,619)
Credit Suisse International
	Australian Dollar	Buy	1/17/18	11,101,296	10,987,971	113,325
	Australian Dollar	Sell	1/17/18	11,101,296	10,972,883	(128,413)
	Euro	Buy	3/21/18	7,352,183	7,288,596	63,587
	Japanese Yen	Sell	2/22/18	1,119,065	1,074,426	(44,639)
	New Zealand Dollar	Buy	1/17/18	2,791,399	2,758,388	33,011
	New Zealand Dollar	Sell	1/17/18	2,791,399	2,781,890	(9,509)
	Norwegian Krone	Sell	3/21/18	2,739,969	2,713,182	(26,787)
	Swedish Krona	Buy	3/21/18	212,939	195,306	17,633
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	5,577,293	5,421,948	155,345
	Australian Dollar	Sell	1/17/18	5,546,474	5,428,996	(117,478)
	Brazilian Real	Buy	1/3/18	3,907,751	4,004,792	(97,041)
	Brazilian Real	Sell	1/3/18	3,907,751	3,916,845	9,094
	Brazilian Real	Sell	4/3/18	1,324,647	1,277,217	(47,430)
	Canadian Dollar	Buy	1/17/18	47,746	71,281	(23,535)
	Euro	Sell	3/21/18	24,400,358	24,041,803	(358,555)
	Japanese Yen	Sell	2/22/18	5,143,537	5,059,310	(84,227)
	New Zealand Dollar	Sell	1/17/18	2,628,142	2,474,098	(154,044)
	Norwegian Krone	Buy	3/21/18	2,363,612	2,377,779	(14,167)
	South African Rand	Buy	1/17/18	5,846,344	5,234,048	612,296
	South African Rand	Sell	1/17/18	5,846,344	5,087,905	(758,439)
	Swedish Krona	Sell	3/21/18	2,021,211	1,985,789	(35,422)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/17/18	2,803,588	2,735,058	68,530
	Australian Dollar	Sell	1/17/18	2,803,588	2,790,195	(13,393)
	Canadian Dollar	Buy	1/17/18	2,715,872	2,697,155	18,717
	Canadian Dollar	Sell	1/17/18	2,715,872	2,662,841	(53,031)
	Euro	Sell	3/21/18	7,086,389	7,021,740	(64,649)
	Japanese Yen	Sell	2/22/18	2,493,265	2,467,061	(26,204)
	Mexican Peso	Buy	1/17/18	279,752	229,879	49,873
	New Zealand Dollar	Buy	1/17/18	2,769,433	2,709,936	59,497
	New Zealand Dollar	Sell	1/17/18	2,769,433	2,760,108	(9,325)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/17/18	3,737,545	3,723,928	13,617
	British Pound	Sell	3/21/18	3,942,222	3,947,321	5,099
	Canadian Dollar	Buy	1/17/18	3,150,360	3,060,204	90,156
	Euro	Sell	3/21/18	832,700	799,229	(33,471)
	Japanese Yen	Sell	2/22/18	2,540,568	2,513,773	(26,795)
	New Zealand Dollar	Sell	1/17/18	1,825,528	1,707,112	(118,416)
	Norwegian Krone	Buy	3/21/18	2,320,026	2,302,437	17,589
	Singapore Dollar	Buy	2/22/18	1,820,630	1,792,168	28,462
	Swedish Krona	Sell	3/21/18	5,471,759	5,370,761	(100,998)
	Swiss Franc	Buy	3/21/18	2,935,928	2,900,787	35,141
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/17/18	3,645,555	3,632,339	13,216
	Canadian Dollar	Buy	1/17/18	344,169	339,050	5,119
	Euro	Buy	3/21/18	3,353,704	3,324,840	28,864
	Japanese Yen	Buy	2/22/18	2,750,978	2,763,832	(12,854)
	New Zealand Dollar	Sell	1/17/18	2,716,502	2,623,179	(93,323)
	Norwegian Krone	Buy	3/21/18	1,349,833	1,339,527	10,306
	Swedish Krona	Sell	3/21/18	5,240,644	5,141,979	(98,665)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/18	4,211,000	4,351,783	(140,783)
	British Pound	Sell	3/21/18	2,620,838	2,623,338	2,500
	Canadian Dollar	Buy	1/17/18	4,157,403	4,114,622	42,781
	Euro	Buy	3/21/18	6,651,958	6,580,322	71,636
	Japanese Yen	Sell	2/22/18	14,009	1,438	(12,571)
	New Zealand Dollar	Sell	1/17/18	2,198,172	1,875,646	(322,526)
	Norwegian Krone	Buy	3/21/18	3,554,627	3,526,311	28,316
	Swedish Krona	Sell	3/21/18	2,747,282	2,698,259	(49,023)
	Turkish Lira	Sell	3/21/18	8,403	8,036	(367)
UBS AG
	Australian Dollar	Buy	1/17/18	8,248,240	8,165,528	82,712
	Canadian Dollar	Buy	1/17/18	2,677,277	2,694,840	(17,563)
	Euro	Buy	3/21/18	5,720,293	5,671,489	48,804
	Japanese Yen	Sell	2/22/18	2,496,971	2,393,604	(103,367)
	New Zealand Dollar	Sell	1/17/18	5,563,313	5,384,592	(178,721)
	Norwegian Krone	Buy	3/21/18	3,853,418	3,825,641	27,777
	Swedish Krona	Sell	3/21/18	2,657,433	2,614,164	(43,269)
WestPac Banking Corp.
	Australian Dollar	Buy	1/17/18	5,424,521	5,378,670	45,851
	Australian Dollar	Sell	1/17/18	5,424,521	5,393,669	(30,852)
	Japanese Yen	Buy	2/22/18	262,086	301,321	(39,235)
	New Zealand Dollar	Buy	1/17/18	2,736,342	2,727,453	8,889
	New Zealand Dollar	Sell	1/17/18	2,736,342	2,652,392	(83,950)

Unrealized appreciation						2,236,693

Unrealized (depreciation)						(5,009,300)

Total						$(2,772,607)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Russell 2000 Index E-Mini (Long)	1,468	$112,706,507	$112,779,100	Mar-18	$924,839
S&P 500 Index E-Mini (Long)	237	31,682,279	31,710,600	Mar-18	381,690
S&P 500 Index E-Mini (Short)	217	29,008,669	29,034,600	Mar-18	(367,626)
S&P Mid Cap 400 Index E-Mini (Long)	2	380,114	380,480	Mar-18	811
Tokyo Price Index (Long)	179	28,874,483	28,865,587	Mar-18	391,006
U.S. Treasury Bond 30 yr (Long)	152	23,256,000	23,256,000	Mar-18	(58,482)
U.S. Treasury Bond Ultra 30 yr (Long)	283	47,446,719	47,446,719	Mar-18	91,781
U.S. Treasury Note 2 yr (Long)	620	132,747,813	132,747,813	Mar-18	(300,999)
U.S. Treasury Note 2 yr (Short)	151	32,330,516	32,330,516	Mar-18	70,480
U.S. Treasury Note 5 yr (Long)	1,101	127,896,633	127,896,633	Mar-18	(679,573)
U.S. Treasury Note 5 yr (Short)	11	1,277,805	1,277,805	Mar-18	6,767
U.S. Treasury Note 10 yr (Long)	356	44,160,688	44,160,687	Mar-18	(194,687)
U.S. Treasury Note Ultra 10 yr (Short)	14	1,869,875	1,869,875	Mar-18	8,941

Unrealized appreciation					1,876,315

Unrealized (depreciation)					(1,601,367)

Total					$274,948

WRITTEN OPTIONS OUTSTANDING at 12/31/17 (premiums $305,223) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC
USD/MXN (Call)	May-18/MXN 22.00	$32,275,700	$32,275,700	$401,607

JPMorgan Chase Bank N.A.
USD/JPY (Put)	Jan-18/JPY 103.00	53,126,800	53,126,800	53

Total				$401,660

TBA SALE COMMITMENTS OUTSTANDING at 12/31/17 (proceeds receivable $4,153,477) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.00%, 1/1/48	$3,000,000	1/11/18	$3,137,813
Federal National Mortgage Association, 3.50%, 1/1/48	1,000,000	1/11/18	1,027,109

Total			$4,164,922

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$62,145,500	$62,953	(E)	$(57,830)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$5,123
		113,333,900	114,807	(E)	94,036	3/21/20	3 month USD-LIBOR-BBA — Quarterly	2.10% — Semiannually	(20,771)
		15,522,900	18,069	(E)	8,753	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.30% — Semiannually	26,822
		73,210,200	85,217	(E)	(42,931)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(128,147)
		25,800,100	67,467	(E)	60,475	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.45% — Semiannually	127,943
		50,584,000	132,277	(E)	(88,351)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(220,628)
		14,576,300	1,035	(E)	219,618	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	220,653
		5,759,500	409	(E)	(86,870)	3/21/48	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(87,281)

	Total				$106,900				$(76,286)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	$9,956	$9,811	$—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(60)
	208,754	204,972	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(1,905)
	26,269	25,793	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(240)
	915	896	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(8)
	139,239	138,753	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(290)
	35,173	35,057	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	46
	29,241	28,606	—	1/12/41	(5.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	324
	16,726	16,524	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(66)
	278,661	277,582	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(628)
	939,094	935,728	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,846)
	349,267	348,464	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	46

	Citibank, N.A.
	141,420	140,913	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(278)
	244,963	244,085	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(481)
	114,887,350	118,231,486	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(3,151,537)
	135,575,715	139,486,881	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks* — Quarterly	4,009,314

	Credit Suisse International
	1,325,787	1,320,548	—	1/12/41	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Ginnie Mae II pools — Monthly	(3,353)
	43,546	42,749	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(439)

	Goldman Sachs International
	16,132	15,754	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(184)
	2,871	2,811	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(26)
	24,733	24,372	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(149)
	24,733	24,372	—	1/12/42	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(149)
	106,454	104,668	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(822)
	19,561	19,516	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3
	23,464	23,410	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	3
	432,950	431,954	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	57

	JPMorgan Securities LLC
	235,023	230,765	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	2,145
	59,422	58,554	—	1/12/42	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	357

	Upfront premium received		—			Unrealized appreciation	4,012,295

	Upfront premium (paid)		—			Unrealized (depreciation)	(3,162,461)

		Total	$—			Total	$849,834

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS

				Percentage
Common stocks	Sector	Shares	Value	value

Johnson & Johnson	Health Care	30,607	4,276,381	3.07%
JPMorgan Chase & Co.	Financials	36,357	3,888,025	2.79%
Pfizer, Inc.	Health Care	89,767	3,251,343	2.33%
Texas Instruments, Inc.	Information Technology	29,373	3,067,768	2.20%
McDonald's Corp.	Consumer Discretionary	17,668	3,041,095	2.18%
Apple, Inc.	Information Technology	16,986	2,874,482	2.06%
UnitedHealth Group, Inc.	Health Care	12,729	2,806,258	2.01%
Altria Group, Inc.	Consumer Staples	37,647	2,688,403	1.93%
Applied Materials, Inc.	Information Technology	51,632	2,639,410	1.89%
PNC Financial Services Group, Inc. (The)	Financials	18,055	2,605,222	1.87%
Intuit, Inc.	Information Technology	16,399	2,587,446	1.85%
Raytheon Co.	Industrials	13,516	2,538,947	1.82%
Norfolk Southern Corp.	Industrials	17,113	2,479,603	1.78%
Danaher Corp.	Health Care	26,022	2,415,400	1.73%
Northrop Grumman Corp.	Industrials	7,799	2,393,454	1.72%
Honeywell International, Inc.	Industrials	15,586	2,390,342	1.71%
eBay, Inc.	Information Technology	62,626	2,363,513	1.69%
Exxon Mobil Corp.	Energy	27,854	2,329,676	1.67%
Humana, Inc.	Health Care	9,081	2,252,606	1.61%
Lowe's Cos., Inc.	Consumer Discretionary	22,885	2,126,973	1.52%
Walt Disney Co. (The)	Consumer Discretionary	19,363	2,081,689	1.49%
Zoetis, Inc.	Health Care	28,747	2,070,907	1.48%
Sherwin-Williams Co. (The)	Materials	5,043	2,067,773	1.48%
Automatic Data Processing, Inc.	Information Technology	17,352	2,033,525	1.46%
Kimberly-Clark Corp.	Consumer Staples	16,714	2,016,750	1.45%
TJX Cos., Inc. (The)	Consumer Discretionary	25,393	1,941,583	1.39%
CBS Corp. (Class B) (non-voting shares)	Consumer Discretionary	31,854	1,879,407	1.35%
Allstate Corp. (The)	Financials	16,967	1,776,576	1.27%
Aflac, Inc.	Financials	18,331	1,609,118	1.15%
Alphabet, Inc. (Class A)	Information Technology	1,527	1,608,111	1.15%
Juniper Networks, Inc.	Information Technology	55,034	1,568,455	1.12%
Ross Stores, Inc.	Consumer Discretionary	19,521	1,566,555	1.12%
Verizon Communications, Inc.	Telecommunication Services	28,139	1,489,372	1.07%
Berkshire Hathaway, Inc.	Financials	7,492	1,485,143	1.06%
CME Group, Inc.	Financials	10,128	1,479,126	1.06%
F5 Networks, Inc.	Information Technology	10,695	1,403,410	1.01%
Marathon Petroleum Corp.	Energy	21,134	1,394,400	1.00%
General Dynamics Corp.	Industrials	6,812	1,385,838	0.99%
CVS Health Corp.	Consumer Staples	18,835	1,365,541	0.98%
Fidelity National Information Services, Inc.	Information Technology	14,381	1,353,149	0.97%
Sysco Corp.	Consumer Staples	20,912	1,270,002	0.91%
Kinder Morgan, Inc.	Energy	69,499	1,255,855	0.90%
Adobe Systems, Inc.	Information Technology	7,096	1,243,532	0.89%
Microsoft Corp.	Information Technology	14,274	1,221,023	0.88%
Waste Management, Inc.	Industrials	13,260	1,144,376	0.82%
Harris Corp.	Industrials	7,944	1,125,210	0.81%
NetApp, Inc.	Information Technology	20,121	1,113,082	0.80%
Great Plains Energy, Inc.	Utilities	34,279	1,105,146	0.79%
Baker Hughes, a GE Co.	Energy	34,408	1,088,663	0.78%
Equity Residential Trust	Real Estate	16,687	1,064,142	0.76%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/17 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$1,504	$22,000	$3,219	5/11/63	300 bp — Monthly	$(1,702)
	CMBX NA BBB-.6 Index	BBB-/P	2,953	49,000	7,169	5/11/63	300 bp — Monthly	(4,187)
	CMBX NA BBB-.6 Index	BBB-/P	6,050	98,000	14,337	5/11/63	300 bp — Monthly	(8,230)

	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	8,647	78,000	11,411	5/11/63	300 bp — Monthly	(2,719)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	12,215	245,000	10,903	5/11/63	200 bp — Monthly	1,407
	CMBX NA A.6 Index	A/P	192,140	3,786,000	168,477	5/11/63	200 bp — Monthly	25,135
	CMBX NA BBB-.6 Index	BBB-/P	16,210	128,000	18,726	5/11/63	300 bp — Monthly	(2,442)
	CMBX NA BBB-.6 Index	BBB-/P	283,661	2,653,000	388,134	5/11/63	300 bp — Monthly	(102,926)
	CMBX NA BBB-.7 Index	BBB-/P	25,279	342,000	39,946	1/17/47	300 bp — Monthly	(14,467)
	CMBX NA BBB-.7 Index	BBB-/P	110,109	1,393,000	162,702	1/17/47	300 bp — Monthly	(51,781)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	7,391	146,000	6,497	5/11/63	200 bp — Monthly	951
	CMBX NA A.6 Index	A/P	7,598	146,000	6,497	5/11/63	200 bp — Monthly	1,158
	CMBX NA A.6 Index	A/P	7,391	146,000	6,497	5/11/63	200 bp — Monthly	951
	CMBX NA A.6 Index	A/P	13,726	209,000	9,301	5/11/63	200 bp — Monthly	4,507
	CMBX NA A.6 Index	A/P	8,320	269,000	11,971	5/11/63	200 bp — Monthly	(3,546)
	CMBX NA A.6 Index	A/P	13,960	271,000	12,060	5/11/63	200 bp — Monthly	2,005
	CMBX NA A.6 Index	A/P	17,044	345,000	15,353	5/11/63	200 bp — Monthly	1,825
	CMBX NA A.6 Index	A/P	16,596	529,000	23,541	5/11/63	200 bp — Monthly	(6,739)
	CMBX NA A.6 Index	A/P	42,184	700,000	31,150	5/11/63	200 bp — Monthly	11,306
	CMBX NA A.6 Index	A/P	40,406	794,000	35,333	5/11/63	200 bp — Monthly	5,382
	CMBX NA A.7 Index	A-/P	48,048	953,000	31,640	1/17/47	200 bp — Monthly	16,779
	CMBX NA BBB-.6 Index	BBB-/P	3,798	48,000	7,022	5/11/63	300 bp — Monthly	(3,196)
	CMBX NA BBB-.6 Index	BBB-/P	5,846	54,000	7,900	5/11/63	300 bp — Monthly	(2,022)
	CMBX NA BBB-.6 Index	BBB-/P	4,225	81,000	11,850	5/11/63	300 bp — Monthly	(7,578)
	CMBX NA BBB-.6 Index	BBB-/P	10,387	96,000	14,045	5/11/63	300 bp — Monthly	(3,601)
	CMBX NA BBB-.6 Index	BBB-/P	6,540	96,000	14,045	5/11/63	300 bp — Monthly	(7,449)
	CMBX NA BBB-.6 Index	BBB-/P	10,428	96,000	14,045	5/11/63	300 bp — Monthly	(3,561)
	CMBX NA BBB-.6 Index	BBB-/P	11,796	107,000	15,654	5/11/63	300 bp — Monthly	(3,796)
	CMBX NA BBB-.6 Index	BBB-/P	10,042	119,000	17,410	5/11/63	300 bp — Monthly	(7,298)
	CMBX NA BBB-.6 Index	BBB-/P	14,593	169,000	24,725	5/11/63	300 bp — Monthly	(10,033)
	CMBX NA BBB-.6 Index	BBB-/P	14,937	177,000	25,895	5/11/63	300 bp — Monthly	(10,855)
	CMBX NA BBB-.6 Index	BBB-/P	41,396	340,000	49,742	5/11/63	300 bp — Monthly	(8,148)
	CMBX NA BBB-.6 Index	BBB-/P	36,766	392,000	57,350	5/11/63	300 bp — Monthly	(20,355)
	CMBX NA BBB-.6 Index	BBB-/P	117,643	1,565,000	228,960	5/11/63	300 bp — Monthly	(110,404)
	CMBX NA BBB-.7 Index	BBB-/P	2,363	30,000	3,504	1/17/47	300 bp — Monthly	(1,124)
	CMBX NA BBB-.7 Index	BBB-/P	10,107	145,000	16,936	1/17/47	300 bp — Monthly	(6,745)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	10,090	197,000	8,767	5/11/63	200 bp — Monthly	1,400
	CMBX NA A.6 Index	A/P	11,616	255,000	11,348	5/11/63	200 bp — Monthly	368
	CMBX NA A.6 Index	A/P	16,457	325,000	14,463	5/11/63	200 bp — Monthly	2,121
	CMBX NA A.6 Index	A/P	23,828	385,000	17,133	5/11/63	200 bp — Monthly	6,846
	CMBX NA A.6 Index	A/P	14,457	504,000	22,428	5/11/63	200 bp — Monthly	(7,775)
	CMBX NA A.6 Index	A/P	17,326	529,000	23,541	5/11/63	200 bp — Monthly	(6,009)
	CMBX NA A.6 Index	A/P	16,906	559,000	24,876	5/11/63	200 bp — Monthly	(7,752)
	CMBX NA A.6 Index	A/P	28,846	634,000	28,213	5/11/63	200 bp — Monthly	879
	CMBX NA A.6 Index	A/P	38,131	648,000	28,836	5/11/63	200 bp — Monthly	9,547
	CMBX NA A.6 Index	A/P	19,222	683,000	30,394	5/11/63	200 bp — Monthly	(10,906)
	CMBX NA A.6 Index	A/P	28,021	849,000	37,781	5/11/63	200 bp — Monthly	(9,429)
	CMBX NA A.6 Index	A/P	162,589	2,698,000	120,061	5/11/63	200 bp — Monthly	43,577
	CMBX NA A.7 Index	A-/P	16,576	378,000	12,550	1/17/47	200 bp — Monthly	4,174
	CMBX NA BBB-.6 Index	BBB-/P	4,506	29,000	4,243	5/11/63	300 bp — Monthly	280
	CMBX NA BBB-.6 Index	BBB-/P	5,945	53,000	7,754	5/11/63	300 bp — Monthly	(1,778)
	CMBX NA BBB-.6 Index	BBB-/P	5,931	54,000	7,900	5/11/63	300 bp — Monthly	(1,938)
	CMBX NA BBB-.6 Index	BBB-/P	7,754	55,000	8,047	5/11/63	300 bp — Monthly	(261)
	CMBX NA BBB-.6 Index	BBB-/P	7,750	62,000	9,071	5/11/63	300 bp — Monthly	(1,284)
	CMBX NA BBB-.6 Index	BBB-/P	8,804	80,000	11,704	5/11/63	300 bp — Monthly	(2,853)
	CMBX NA BBB-.6 Index	BBB-/P	9,420	83,000	12,143	5/11/63	300 bp — Monthly	(2,675)
	CMBX NA BBB-.6 Index	BBB-/P	10,151	91,000	13,313	5/11/63	300 bp — Monthly	(3,109)
	CMBX NA BBB-.6 Index	BBB-/P	14,790	134,000	19,604	5/11/63	300 bp — Monthly	(4,736)
	CMBX NA BBB-.6 Index	BBB-/P	20,226	182,000	26,627	5/11/63	300 bp — Monthly	(6,294)
	CMBX NA BBB-.6 Index	BBB-/P	52,603	299,000	43,744	5/11/63	300 bp — Monthly	9,034
	CMBX NA BBB-.6 Index	BBB-/P	519,626	4,339,000	634,796	5/11/63	300 bp — Monthly	(112,639)

	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	24,668	408,000	18,156	5/11/63	200 bp — Monthly	6,671
	CMBX NA A.6 Index	A/P	34,353	665,000	29,593	5/11/63	200 bp — Monthly	5,022

	Upfront premium received		2,312,891			Unrealized appreciation		161,325

	Upfront premium (paid)		—			Unrealized (depreciation)		(584,342)

	Total		$2,312,891				Total	$(423,017)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(10,124)	$62,000	$11,625	1/17/47	(500 bp) — Monthly	$1,441
	CMBX NA BB.7 Index	(9,737)	62,000	11,625	1/17/47	(500 bp) — Monthly	1,827

	Credit Suisse International
	CMBX NA BB.7 Index	(15,550)	881,000	209,502	5/11/63	(500 bp) — Monthly	193,095
	CMBX NA BB.7 Index	(109,548)	666,000	124,875	1/17/47	(500 bp) — Monthly	14,679
	CMBX NA BB.7 Index	(30,806)	167,000	31,313	1/17/47	(500 bp) — Monthly	344

	Goldman Sachs International
	CMBX NA BB.6 Index	(52,173)	510,000	121,278	5/11/63	(500 bp) — Monthly	68,610
	CMBX NA BB.7 Index	(6,356)	42,000	7,875	1/17/47	(500 bp) — Monthly	1,478
	CMBX NA BB.6 Index	(146)	1,000	238	5/11/63	(500 bp) — Monthly	91
	CMBX NA BB.7 Index	(117,160)	577,000	108,188	1/17/47	(500 bp) — Monthly	(9,533)
	CMBX NA BB.7 Index	(18,678)	114,000	21,375	1/17/47	(500 bp) — Monthly	2,586
	CMBX NA BB.7 Index	(676)	4,000	750	1/17/47	(500 bp) — Monthly	70

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(30,579)	230,000	54,694	5/11/63	(500 bp) — Monthly	23,892
	CMBX NA BB.6 Index	(15,389)	107,000	25,445	5/11/63	(500 bp) — Monthly	9,951
	CMBX NA BB.6 Index	(10,826)	77,000	18,311	5/11/63	(500 bp) — Monthly	7,409
	CMBX NA BB.7 Index	(129,250)	755,000	141,563	1/17/47	(500 bp) — Monthly	11,579
	CMBX NA BB.7 Index	(29,883)	184,000	34,500	1/17/47	(500 bp) — Monthly	4,438
	CMBX NA BB.7 Index	(18,784)	120,000	22,500	1/17/47	(500 bp) — Monthly	3,599
	CMBX NA BB.7 Index	(9,737)	62,000	11,625	1/17/47	(500 bp) — Monthly	1,827
	CMBX NA BBB-.7 Index	(6,138)	55,000	6,424	1/17/47	(300 bp) — Monthly	254
	CMBX NA BBB-.7 Index	(3,038)	29,000	3,387	1/17/47	(300 bp) — Monthly	333

	Upfront premium received	—			Unrealized appreciation		347,503

	Upfront premium (paid)	(624,578)			Unrealized (depreciation)		(9,533)

	Total	$(624,578)				Total	$337,970

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/17 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	B+/P	$(2,277,973)	$30,833,000	$2,545,264	12/20/22	500 bp — Quarterly	$318,680
	NA Investment Grade Index	BBB+/P	(2,571,013)	116,300,000	2,772,243	12/20/22	100 bp — Quarterly	239,997

	Total		$(4,848,986)					$558,677

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2017. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$426,150	$5,720,000	$472,186	12/20/22	(500 bp) — Quarterly	$(55,570)

	Total	$426,150					$(55,570)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
USD / $	United States Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank.
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period.
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $2,731,167,010.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $5,001, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/17
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$27,418,945	$87,617,330	$80,395,287	$91,656	$34,640,988
	Putnam Short Term Investment Fund**	234,701,319	92,000,000	137,999,711	705,195	188,701,608
	Total Short-term investments	$262,120,264	$179,617,330	$218,394,998	$796,851	$223,342,596
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $34,640,988, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $33,590,346.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $8,025,273.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,694,085.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $4,710,715.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $76,617,070 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities and total return swap contracts taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $110,224,110, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $4,151,590 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,694,085 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$25,608,943	$26,174,373	$—
Capital goods	106,231,476	7,493,708	—
Communication services	37,733,285	14,137,861	1,332
Conglomerates	8,744,625	8,761,305	—
Consumer cyclicals	172,486,614	41,116,609	4
Consumer staples	97,739,433	34,629,093	4,997
Energy	69,894,850	13,291,305	7,209
Financials	228,949,900	77,363,328	—
Government	—	1,334,505	—
Health care	165,253,381	30,220,313	—
Technology	285,061,645	11,600,250	—
Transportation	28,177,117	13,799,966	—
Utilities and power	48,956,093	10,541,209	—
Total common stocks	1,274,837,362	290,463,825	13,542
Asset-backed securities	—	5,232,000	—
Convertible bonds and notes	—	195,759	—
Convertible preferred stocks	—	230,078	—
Corporate bonds and notes	—	425,780,338	20
Foreign government and agency bonds and notes	—	13,479,179	—
Investment companies	138,792	—	—
Mortgage-backed securities	—	69,224,136	—
Preferred stocks	138,573	—	—
Purchased options outstanding	—	534,119	—
Senior loans	—	3,252,297	—
U.S. government and agency mortgage obligations	—	297,075,308	—
U.S. treasury obligations	—	132,583	—
Warrants	1,248	—	—
Short-term investments	189,338,608	271,727,935	—

Totals by level	$1,464,454,583	$1,377,327,557	$13,562

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(2,772,607)	$—
Futures contracts	274,948	—	—
Written options outstanding	—	(401,660)	—
TBA sale commitments	—	(4,164,922)	—
Interest rate swap contracts	—	(183,186)	—
Total return swap contracts	—	849,834	—
Credit default contracts	—	3,152,583	—

Totals by level	$274,948	$(3,519,958)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$6,370,211	$3,217,628
Foreign exchange contracts	2,770,812	5,410,960
Equity contracts	5,708,908	3,519,163
Interest rate contracts	330,475	1,577,376

Total	$15,180,406	$13,725,127

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$70,500,000
Written currency option contracts (contract amount)		$70,500,000
Futures contracts (number of contracts)		5,000
Forward currency contracts (contract amount)		$610,800,000
Centrally cleared interest rate swap contracts (notional)		$359,000,000
OTC total return swap contracts (notional)		$252,200,000
OTC credit default contracts (notional)		$36,100,000
Centrally cleared credit default contracts (notional)		$166,000,000
Warrants (number of warrants)		2,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018